UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 98.1%
Certificates of Deposit — 23.2%
Bank of America NA 0.61% due 01/06/10	$125,000	$125,000
Bank of America NA 0.75% due 12/03/09	125,000	125,000
Bank of Nova Scotia 0.33% due 03/04/10	125,000	125,000
BNP Paribas New York Branch 1.05% due 11/02/09	125,000	125,011
BNP Paribas New York Branch 0.33% due 10/08/09	175,000	175,000
Calyon New York Branch 0.41% due 02/26/10(1)	125,000	124,860
Calyon New York Branch 0.83% due 11/10/09	125,000	125,000
Canadian Imperial Bank of Commerce New York Branch 0.56% due 05/26/10(1)	125,000	125,000
Citibank NA 0.25% due 12/02/09	150,000	150,000
DnB NOR Bank ASA New York Branch 0.27% due 01/15/10	100,000	100,000
DnB NOR Bank ASA New York Branch 0.67% due 12/09/09	125,000	125,000
Rabobank Nederland New York Branch 0.27% due 01/19/10	150,000	150,000
Societe Generale New York Branch 0.25% due 01/14/10	100,000	100,000
Svenska Handelsbanken New York Branch 0.40% due 11/09/09	125,000	125,007
Svenska Handelsbanken New York Branch 0.80% due 11/12/09	125,000	125,000
Toronto Dominion Bank 0.34% due 04/12/10	100,000	100,021
UBS AG Stamford Branch 0.55% due 10/19/09	125,000	125,000
UBS AG Stamford Branch 0.86% due 03/02/10	100,000	100,002

Total Certificates of Deposit (amortized cost $2,249,901)		2,249,901

Commercial Paper — 2.6%
General Electric Capital Corp. 0.18% due 10/22/09 (amortized cost $249,974)	250,000	249,974

Medium Term Notes — 2.3%
Procter & Gamble International Funding SCA Company Guar. Notes 0.48% due 05/07/10(1)	40,000	40,000
Procter & Gamble International Funding SCA Senior Notes 0.71% due 02/08/10(1)	60,000	60,000
Toyota Motor Credit Corp. Senior Notes 1.75% due 01/29/10(1)	121,000	121,005

Total Medium Term Notes (amortized cost $221,005)		221,005

U.S. Government Agencies — 65.9%
Federal Farm Credit Bank Disc. Notes 0.30% due 02/05/10	200,000	199,788
Federal Home Loan Bank
5.55% due 02/24/10	250,000	249,727
Disc. Notes
0.22% due 03/23/10	300,000	299,683
0.28% due 11/20/09	950,000	949,635
0.28% due 11/24/09	300,000	299,876
0.29% due 01/22/10	300,000	299,722
0.30% due 01/08/10	250,000	249,794
0.30% due 02/10/10	300,000	299,675
0.32% due 12/09/09	325,000	324,801
0.35% due 10/16/09	250,000	249,964
0.38% due 10/30/09	150,000	149,954
Federal Home Loan Mtg. Corp.
Disc. Notes
0.26% due 03/31/10	150,000	149,815
0.27% due 03/22/10	125,000	124,878
0.27% due 03/23/10	100,000	99,885
0.28% due 01/06/10	500,000	499,623
0.30% due 02/08/10	250,000	249,734
0.34% due 11/02/09	225,000	224,932
0.34% due 02/04/10(1)	100,000	100,000
0.35% due 03/01/10	300,000	299,698
0.42% due 10/05/09	250,000	249,988
Federal National Mtg. Assoc.
Disc. Notes
0.17% due 11/04/09	250,000	249,924
0.21% due 10/07/09	150,000	149,990
0.40% due 11/25/09	120,000	119,936
0.41% due 01/05/10	125,000	124,900
0.42% due 11/18/09	181,000	180,935

Total U.S. Government Agencies (amortized cost $6,396,857)		6,396,857

U.S. Government Treasuries — 4.1%
United States Treasury Bills 0.25% due 11/19/09
(amortized cost $399,863)	400,000	399,863

Total Short-Term Investment Securities (amortized cost $9,517,600)		9,517,600

REPURCHASE AGREEMENT — 2.7%
Banc of America Securities Joint Repurchase Agreement(2) (amortized cost $265,000)	265,000	265,000

TOTAL INVESTMENTS — (amortized cost $9,782,600)(3)	100.8%	9,782,600
Liabilities in excess of other assets	(0.8)	(78,577)

NET ASSETS	100.0%	$9,704,023

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(2)	See Note 2 for details on Joint Repurchase Agreement.

(3)	See Note 4 for cost of investments on a tax basis.

Industry Allocation
U.S. Government Agencies	65.9%
Commercial Banks	23.2
U.S. Government Treasuries	4.1
Repurchase Agreement	2.7
Diversified Financial Services	2.6
Finance-Auto Loans	1.2
Cosmetics & Toiletries	1.1

100.8%

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Short-Term Investment Securities:
Certificates of Deposit	$—	$2,249,901	$—	$2,249,901
Commercial Paper	—	249,974	—	249,974
Medium Term Notes	—	221,005	—	221,005
U.S. Government Agencies	—	6,396,857	—	6,396,857
U.S. Government Treasuries	—	399,863	—	399,863
Repurchase Agreement	—	265,000	—	265,000

Total	$—	$9,782,600	$—	$9,782,600

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 1)

ASSET BACKED SECURITIES — 6.7%
Diversified Financial Services — 6.7%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.93% due 05/10/45(1)(2)	$7,000,000	$6,729,390
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	3,128,191
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	5,000,000	5,165,967
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	5,000,000	4,912,255
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.62% due 03/11/39(1)(2)	3,870,000	3,735,884
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,285,272
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	6,671,524	6,853,492
Citibank Credt Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,520,819
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	4,700,000	4,634,756
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46 (1)(2)	9,500,000	9,087,853
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	2,287,073	2,376,138
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	246,776	248,627
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,119,349
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	660,505	668,052
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	370,153	330,567
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,256,288
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	4,700,000	4,485,631
Nissan Auto Receivables Owner Trust Series 2006-A, Class A4 4.77% due 07/15/11	574,200	578,599
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,675,001
USAA Auto Owner Trust Series 2005-3, Class A4 4.63% due 05/15/12	625,634	626,730
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(1)(2)	4,650,000	4,528,974

Total Asset Backed Securities (cost $77,445,858)		77,947,835

U.S. CORPORATE BONDS & NOTES — 18.7%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	2,622,314	2,612,443

Banks-Commercial — 0.0%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	417,464

Banks-Fiduciary — 0.4%
The Bank of New York Mellon Corp., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,321,705

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,134,614

Banks-Super Regional — 0.3%
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,046,692

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,391,710

Diversified Banking Institutions — 6.2%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	42,000,000	43,683,276
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,305,205
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,296,855
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	291,041
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,682,949

JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,469,134
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	5,006,980
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,518,585
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,807,124

		73,061,149

Diversified Financial Services — 3.0%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	3,098,907
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,849,588
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,180,590
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,539,935
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,104,615

		34,773,635

Electric-Integrated — 0.6%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,876,920
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	691,480
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,608,837
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,210,667

		7,387,904

Finance-Consumer Loans — 0.7%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	5,000,000	5,303,530
John Deere Capital Corp. Senior Notes 4.88% due 10/15/10	2,625,000	2,682,443

		7,985,973

Finance-Investment Banker/Broker — 0.8%
Credit Suisse USA, Inc. Company Guar. Notes 4.88% due 01/15/15	2,435,000	2,556,680
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	6,300,000	6,532,602

		9,089,282

Finance-Other Services — 0.3%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,169,571

Insurance-Life/Health — 0.7%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,237,390
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	2,800,000	2,780,210

		8,017,600

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,164,229

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,318,420

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,430,089

Schools — 1.0%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,288,640
Stanford University Debentures 6.88% due 02/01/24	5,000,000	5,962,250

		11,250,890

Special Purpose Entities — 0.4%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	581,669
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,662,950	4,611,471

		5,193,140

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	426,963

Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,575,335

		6,002,298

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,202,971
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,057,258
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,207,472
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,824,061

		11,291,762

Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,479,972	3,792,227
United Parcel Service, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,576,235

		10,368,462

Total U.S. CORPORATE BONDS & NOTES (cost $208,865,562)		218,429,032

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,194,386

Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	3,976,611

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,400,551

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	3,119,400

Oil Companies-Integrated — 0.3%
Shell International Finance BV Company Guar. Notes 3.25% due 09/22/15	3,000,000	3,019,422

Total Foreign Corporate Bonds & Notes (cost $15,471,206)		16,710,370

MUNICIPAL BONDS & NOTES — 1.8%
Municipal Bonds & Notes — 1.8%
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,814,800
North Texas Thruway Authority Revenue Revenue Bonds 6.72% due 01/01/49	3,450,000	3,871,486
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,510,452
San Antonio, Texas Electric & Gas 5.99% due 02/01/39	885,000	993,404
University of California Revenue Revenue Bonds 5.77% due 05/15/43	1,855,000	1,997,167
University of Missouri System Revenue 5.96% due 11/01/39	2,170,000	2,406,096
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,454,975

Total Municipal Bonds & Notes (cost $20,531,667)		21,048,380

U.S. GOVERNMENT AGENCIES — 46.8%
Federal Farm Credit Bank — 2.2%
4.88% due 01/14/11*	24,800,000	26,183,173

Federal Home Loan Bank — 2.9%
3.50% due 12/10/10	6,375,000	6,589,531
4.88% due 11/18/11	11,375,000	12,282,600
5.13% due 08/14/13	13,000,000	14,425,359

		33,297,490

Federal Home Loan Mtg. Corp. — 7.8%
4.50% due 08/01/35	730,849	742,421
4.50% due 09/01/35	72,874	74,028
4.50% due 10/01/35	3,121,128	3,170,641
4.50% due 12/01/35	3,412,701	3,466,736
4.50% due 02/01/39	29,497,167	29,883,019
4.50% due 03/01/39	7,213,610	7,307,537
5.00% due 09/01/35	1,070,181	1,109,354
5.00% due 10/01/35	6,160,009	6,387,416
5.00% due 11/01/35	14,138,206	14,659,636
5.00% due 12/01/35	1,137,321	1,179,259
5.00% due 02/01/36	10,291,187	10,667,888
5.00% due 08/01/38	11,623,027	12,027,847
7.50% due 05/01/27	5,775	6,527
14.75% due 03/01/10	15	16

		90,682,325

Federal National Mtg. Assoc. — 11.7%
3.88% due 07/12/13	6,800,000	7,245,128
4.50% due 04/01/35	437,913	445,805
4.50% due 08/01/35	3,636,760	3,702,298
4.50% due 09/01/35	11,323,914	11,527,980
4.50% due 12/01/35	49,279	50,167
4.50% due 03/01/38	3,234,531	3,281,014

4.50% due 04/01/38	828,738	840,647
4.50% due 09/01/38	437,232	443,516
4.50% due 01/01/39	97,937	99,339
4.50% due 02/01/39	14,527,307	14,735,592
4.50% due 03/01/39	1,402,773	1,422,791
5.00% due 01/01/17	93,753	99,664
5.00% due 02/01/17	43,005	45,717
5.00% due 10/01/17	4,480,004	4,762,454
5.00% due 11/01/17	649,541	690,493
5.00% due 12/01/17	324,799	345,277
5.00% due 01/01/18	797,636	847,925
5.00% due 02/01/18	1,689,229	1,794,961
5.00% due 05/01/18	158,926	168,847
5.00% due 06/01/18	15,330,604	16,287,672
5.00% due 09/01/18	324,283	344,550
5.00% due 10/01/18	1,661,820	1,765,554
5.00% due 11/01/18	926,872	984,729
5.00% due 12/01/18	4,444,314	4,721,735
5.00% due 01/01/19	2,193,131	2,330,035
5.00% due 02/01/19	3,612,248	3,832,387
5.00% due 03/01/19	4,817,845	5,107,482
5.00% due 04/01/19	4,436,955	4,704,639
5.00% due 05/01/19	4,325,294	4,584,927
5.00% due 06/01/19	3,142,311	3,330,602
5.00% due 09/01/19	178,654	189,359
5.00% due 10/01/19	788,735	835,997
5.00% due 11/01/19	1,250,489	1,325,421
5.00% due 12/01/19	1,933,969	2,049,855
5.00% due 06/01/33	73,367	76,167
5.00% due 07/01/33	1,674,697	1,738,614
5.00% due 11/01/33	637,714	662,053
5.00% due 03/01/34	4,029,014	4,182,788
5.00% due 05/01/34	1,138,742	1,181,137
5.00% due 06/01/34	633,841	657,438
5.00% due 09/01/34	2,592,876	2,689,407
5.00% due 07/01/35	6,653,453	6,896,998
5.00% due 08/01/35	5,715,842	5,925,064
5.00% due 09/01/35	4,189,202	4,342,542
5.00% due 10/01/35	2,368,829	2,455,538
5.00% due 11/01/35	70,735	73,324
5.00% due 12/01/35	547,566	567,609
5.00% due 02/01/36	217,365	225,016
5.00% due 05/01/36	243,509	252,574
5.00% due 06/01/36	200,221	207,550

		137,078,378

Government National Mtg. Assoc. — 21.0%
5.00% due 07/15/33	7,238,662	7,545,626
5.00% due 10/15/33	577,033	601,502
5.00% due 11/15/33	475,785	495,960
5.00% due 12/15/33	109,190	113,818
5.00% due 01/15/34	934,686	973,155
5.00% due 02/15/34	472,640	492,093
5.00% due 03/15/34	375,965	391,438
5.00% due 05/15/34	54,152	56,416
5.00% due 11/15/34	16,683,007	17,374,308
5.00% due 01/15/35	131,810	137,228
5.00% due 03/15/35	181,709	188,989
5.00% due 06/15/35	126,699	131,775
5.00% due 08/15/35	899,810	935,858
5.00% due 09/15/35	1,321,049	1,373,973
5.00% due 10/15/35	704,944	733,186
5.00% due 11/15/35	2,102,218	2,186,439
5.00% due 12/15/35	1,777,334	1,848,539
5.00% due 01/15/36	976,820	1,013,970
5.00% due 02/15/36	311,081	322,911
5.00% due 03/15/36	2,511,978	2,607,512
5.00% due 04/15/36	2,200,829	2,284,530
5.00% due 05/15/36	993,437	1,031,219
5.00% due 07/15/36	1,747,117	1,813,563
5.00% due 08/15/36	94,764	98,368
5.00% due 09/15/36	798,954	829,313
5.00% due 11/15/36	88,757	92,133
5.00% due 07/15/37	1,143,257	1,185,843
5.00% due 08/15/37	451,527	468,346
5.00% due 10/15/37	83,443	86,551
5.00% due 11/15/37	320,452	332,388
5.00% due 01/15/38	71,857	74,523
5.00% due 02/15/38	4,327,779	4,488,312
5.00% due 03/15/38	713,545	740,013
5.00% due 04/15/38	12,452,098	12,915,090
5.00% due 05/15/38	18,345,087	19,025,575
5.00% due 06/15/38	32,025,843	33,213,801
5.00% due 07/15/38	50,355,746	52,225,880
5.00% due 08/15/38	8,664,602	8,986,048
5.00% due 09/15/38	10,392,514	10,778,012
5.50% due 10/15/32	36,212	38,272
5.50% due 11/15/32	64,986	68,682
5.50% due 02/15/33	754,798	797,608
5.50% due 03/15/33	494,110	522,135
5.50% due 05/15/33	306,661	324,055
5.50% due 06/15/33	385,970	407,862
5.50% due 07/15/33	68,857	72,763
5.50% due 08/15/33	91,236	96,411
5.50% due 09/15/33	39,050	41,265
5.50% due 11/15/33	794,682	839,755
5.50% due 01/15/34	901,052	951,033
5.50% due 02/15/34	430,776	454,671
5.50% due 03/15/34	4,844,198	5,112,900
5.50% due 04/15/34	140,565	148,362
5.50% due 05/15/34	229,779	242,524
5.50% due 06/15/34	127,219	134,275
5.50% due 07/15/34	151,856	160,279
5.50% due 08/15/34	90,066	95,061
5.50% due 09/15/34	1,264,252	1,334,379
5.50% due 10/15/34	1,395,381	1,472,780
5.50% due 04/15/36	145,344	153,020
5.50% due 01/15/37	19,325,994	20,325,510
5.50% due 04/15/37	6,783,105	7,138,138
6.00% due 03/15/28	40,066	42,758
6.00% due 06/15/28	19,896	21,233
6.00% due 08/15/28	94,177	100,505
6.00% due 09/15/28	85,249	90,977
6.00% due 10/15/28	16,462	17,568
6.00% due 11/15/28	17,255	18,414
6.00% due 12/15/28	248,972	265,792
6.00% due 03/15/29	2,486	2,653
6.00% due 04/15/29	10,235	10,923
6.00% due 07/15/31	5,188	5,537

6.00% due 01/15/32	50,440	53,829
6.00% due 02/15/32	1,832	1,955
6.00% due 07/15/32	19,370	20,671
6.00% due 09/15/32	27,752	29,617
6.00% due 10/15/32	878,096	937,094
6.00% due 11/15/32	31,899	34,042
6.00% due 01/15/33	8,000	8,533
6.00% due 02/15/33	122,686	130,851
6.00% due 03/15/33	144,393	154,005
6.00% due 04/15/33	133,280	142,152
6.00% due 05/15/33	180,459	192,471
6.00% due 12/15/33	120,221	128,258
6.00% due 08/15/34	21,358	22,709
6.00% due 09/15/34	405,273	430,920
6.00% due 10/15/34	248,271	263,982
6.50% due 04/15/11	362	385
6.50% due 01/15/12	2,675	2,859
6.50% due 02/15/12	3,073	3,285
6.50% due 10/15/12	5,377	5,747
6.50% due 11/15/12	12,202	13,042
6.50% due 01/15/13	5,601	6,004
6.50% due 05/15/13	15,014	16,095
6.50% due 01/15/14	52,070	55,819
6.50% due 02/15/14	3,329	3,569
6.50% due 03/15/14	105,397	112,985
6.50% due 04/15/14	84,722	90,821
6.50% due 05/15/14	132,890	142,457
6.50% due 06/15/14	4,083	4,377
6.50% due 07/15/14	2,710	2,906
6.50% due 08/15/14	69,911	74,945
6.50% due 10/15/14	193	207
6.50% due 05/15/23	9,530	10,141
6.50% due 06/15/23	12,735	13,552
6.50% due 07/15/23	61,745	65,706
6.50% due 08/15/23	10,881	11,579
6.50% due 10/15/23	52,863	56,255
6.50% due 11/15/23	87,561	93,178
6.50% due 12/15/23	192,317	204,653
6.50% due 03/15/26	49,144	52,831
6.50% due 02/15/27	7,417	8,020
6.50% due 12/15/27	4,221	4,551
6.50% due 01/15/28	65,475	70,809
6.50% due 02/15/28	74,604	80,679
6.50% due 03/15/28	124,893	135,052
6.50% due 04/15/28	118,269	127,903
6.50% due 05/15/28	212,761	230,087
6.50% due 06/15/28	266,979	288,721
6.50% due 07/15/28	247,142	267,268
6.50% due 08/15/28	225,001	243,326
6.50% due 09/15/28	251,635	272,132
6.50% due 10/15/28	709,793	767,597
6.50% due 11/15/28	174,739	188,946
6.50% due 12/15/28	205,136	221,832
6.50% due 01/15/29	4,301	4,648
6.50% due 02/15/29	53,183	57,488
6.50% due 03/15/29	43,920	47,470
6.50% due 04/15/29	42,376	45,801
6.50% due 05/15/29	171,984	185,882
6.50% due 06/15/29	63,900	69,063
6.50% due 03/15/31	15,578	16,812
6.50% due 04/15/31	48,654	52,517
6.50% due 05/15/31	255,474	275,744
6.50% due 06/15/31	255,634	275,894
6.50% due 07/15/31	466,461	503,428
6.50% due 08/15/31	151,760	163,786
6.50% due 09/15/31	221,610	239,172
6.50% due 10/15/31	250,900	270,860
6.50% due 11/15/31	79,806	86,131
6.50% due 01/15/32	455,081	489,866
6.50% due 02/15/32	143,963	154,966
6.50% due 03/15/32	2,093	2,253
6.50% due 04/15/32	163,739	176,256
6.50% due 05/15/32	346,498	372,983
7.00% due 09/15/10	942	965
7.00% due 01/15/11	3,757	3,924
7.00% due 03/15/11	11,143	11,641
7.00% due 04/15/11	1,311	1,370
7.00% due 05/15/11	8,525	8,904
7.00% due 07/15/11	13,092	13,676
7.00% due 08/15/11	1,388	1,450
7.00% due 09/15/11	27,441	28,664
7.00% due 11/15/11	7,282	7,607
7.00% due 12/15/11	22,190	23,179
7.00% due 01/15/12	20,716	21,969
7.00% due 12/15/12	10,030	10,637
7.00% due 11/15/31	391,715	429,359
7.00% due 03/15/32	37,745	41,529
7.00% due 01/15/33	97,721	107,063
7.00% due 05/15/33	266,928	292,035
7.00% due 07/15/33	196,835	215,200
7.00% due 10/15/34	39,168	43,095
8.00% due 09/15/29	6,777	7,704
8.00% due 10/15/29	500	568
8.00% due 11/15/29	9,969	11,334
8.00% due 12/15/29	18,777	21,346
8.00% due 01/15/30	32,450	36,909
8.00% due 03/15/30	296	337
8.00% due 04/15/30	111,400	126,710
8.00% due 06/15/30	1,946	2,214
8.00% due 08/15/30	21,088	23,986
8.00% due 09/15/30	32,305	36,744
8.00% due 11/15/30	10,522	11,968
8.00% due 12/15/30	6,081	6,916
8.00% due 02/15/31	78,194	88,973
8.00% due 03/15/31	33,841	38,506
10.00% due 03/20/14	3,620	3,936
10.00% due 06/20/14	1,590	1,728
10.00% due 07/20/14	4,311	4,687
10.00% due 04/20/16	14,178	15,473
10.00% due 05/20/16	5,528	6,033
10.00% due 08/20/16	2,040	2,226
10.00% due 01/20/17	5,130	5,691
10.00% due 02/20/17	4,554	5,052
10.00% due 03/20/17	9,030	9,877
12.00% due 01/20/16	163	166
12.75% due 07/15/14	24,166	27,785
13.50% due 09/20/14	1,422	1,679

REMIC
Series 2005-74 Class HB 7.50% due 09/15/35(3)	1,173,661	1,323,331
Series 2005-74 Class HC 7.50% due 09/16/35(3)	423,382	474,482
Series 2005-74, Class HA 7.50% due 09/16/35(3)	304,726	343,561

		245,596,923

Regional Authority — 0.9%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	11,068,600

Sovereign Agency — 0.3%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,800,349
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,427,010

		3,227,359

Total U.S. Government Agencies (cost $518,804,333)		547,134,248

U.S. GOVERNMENT TREASURIES — 18.4%
United States Treasury Bonds — 2.0%
4.25% due 05/15/39	22,000,000	22,759,682

United States Treasury Notes — 16.4%
1.00% due 07/31/11	40,000,000	40,114,080
1.38% due 05/15/12	20,000,000	20,067,180
1.88% due 02/28/14	22,000,000	21,809,216
2.75% due 02/15/19	62,000,000	59,166,414
3.13% due 09/30/13	24,500,000	25,673,329
4.63% due 10/31/11	25,000,000	25,019,525

		191,849,744

Total U.S. Government Treasuries (cost $214,343,499)		214,609,426

Total Long-Term Investment Securities (cost $1,055,462,125)		1,095,879,291

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Time Deposits — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.11% due 10/01/09 (cost $386,000)	386,000	386,000

REPURCHASE AGREEMENT — 3.5%
Banc of America Securities Joint Repurchase Agreement(4) (cost $40,375,000)	40,375,000	40,375,000

TOTAL INVESTMENTS (cost $1,096,223,125)(5)	97.3%	1,136,640,291

Other assets less liabilities	2.7	31,396,898

NET ASSETS	100.0%	$1,168,037,189

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $42,026,643 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(2)	Commercial Mortgage Backed Security

(3)	Collateralized Mortgage Obligation

(4)	See Note 2 for details on Joint Repurchase Agreement.

(5)	See Note 4 for cost of investments on a tax basis.

REMIC —	Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$77,947,835	$—	$77,947,835
U.S. Corporate Bonds & Notes	—	218,429,032	—	218,429,032
Foreign Corporate Bonds & Notes	—	16,710,370	—	16,710,370
Municipal Bonds & Notes	—	21,048,380	—	21,048,380
U.S. Government Agencies	—	547,134,248	—	547,134,248
U.S. Government Treasuries	214,609,426	—	—	214,609,426
Short-Term Investment Securities:
Time Deposit	—	386,000	—	386,000
Repurchase Agreements	—	40,375,000	—	40,375,000

Total	$214,609,426	$922,030,865	$—	$1,136,640,291

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 65.1%
Aerospace/Defense — 0.6%
BAE Systems PLC ADR	10,000	$224,000

Boeing Co.	2,800	151,620
Esterline Technologies Corp.†	3,000	117,630
Lockheed Martin Corp.	3,600	281,088
Northrop Grumman Corp.	1,050	54,337
Raytheon Co.	6,300	302,211
Spirit Aerosystems Holdings, Inc., Class A†	7,600	137,256
Teledyne Technologies, Inc.†	1,200	43,188
TransDigm Group, Inc.†	3,000	149,430

		1,460,760

Aerospace/Defense-Equipment — 0.2%
Triumph Group, Inc.	2,500	119,975
United Technologies Corp.	4,400	268,092

		388,067

Agricultural Chemicals — 0.1%
Potash Corp. of Saskatchewan, Inc.	450	40,653
Syngenta AG ADR	4,500	206,775

		247,428

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,400	245,448

Airlines — 0.1%
Alaska Air Group, Inc.†	1,700	45,543
AMR Corp.†	14,100	112,095
Cathay Pacific Airways, Ltd. ADR	4,100	32,472
Continental Airlines, Inc., Class B†	7,200	118,368

		308,478

Airport Development/Maintenance — 0.0%
Macquarie Airports Management, Ltd.	23,600	59,129

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	1,300	53,508
True Religion Apparel, Inc.†	4,821	125,009
VF Corp.	6,800	492,524

		671,041

Applications Software — 0.6%
Actuate Corp.†	6,017	34,778
Microsoft Corp.	50,525	1,308,092
Quest Software, Inc.†	7,675	129,324

		1,472,194

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,575	166,602

Audio/Video Products — 0.0%
Sony Corp. ADR	3,500	102,200

Auto-Cars/Light Trucks — 0.7%
Daimler AG	7,454	375,011
Ford Motor Co.†	75,000	540,750
Honda Motor Co., Ltd ADR	12,000	363,720
Nissan Motor Co., Ltd. ADR	12,000	159,960
Toyota Motor Co. ADR	4,700	369,279

		1,808,720

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	16,800	140,438
PACCAR, Inc.	14,901	561,917

		702,355

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	9,350	238,986
Magna International, Inc., Class A	4,900	208,348

		447,334

Banks-Commercial — 1.2%
Banco Santander SA ADR	40,000	646,000
Bank of Nova Scotia	15,400	701,932
BB&T Corp.	8,000	217,920
City National Corp.	1,313	51,115
Cullen/Frost Bankers, Inc.	2,085	107,670
East West Bancorp, Inc.	1,191	9,885
F.N.B. Corp.	5,900	41,949
FirstMerit Corp.	4,322	82,248
National Bank of Greece SA ADR	33,000	237,930
Royal Bank of Canada	9,000	482,130
TCF Financial Corp.	6,430	83,847
Toronto-Dominion Bank	3,800	244,910
TrustCo Bank Corp. NY	9,500	59,375
Westamerica Bancorp	325	16,900

		2,983,811

Banks-Fiduciary — 0.7%
Northern Trust Corp.	10,272	597,420
State Street Corp.	850	44,710
The Bank of New York Mellon Corp.	32,658	946,755

		1,588,885

Banks-Super Regional — 1.1%
Capital One Financial Corp.	26,000	928,980
Fifth Third Bancorp	15,000	151,950
US Bancorp	11,300	247,018
Wells Fargo & Co.	44,833	1,263,394

		2,591,342

Beverages-Non-alcoholic — 0.9%
Hansen Natural Corp.†	16,000	587,840
PepsiAmericas, Inc.	600	17,136
PepsiCo, Inc.	16,000	938,560
The Coca-Cola Co.	11,500	617,550

		2,161,086

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	200	9,644
Diageo PLC ADR	1,000	61,490

		71,134

Brewery — 0.2%
Kirin Holdings Co., Ltd. ADR	5,500	84,370
Molson Coors Brewing Co., Class B	3,900	189,852
SABMiller PLC ADR	6,200	150,784

		425,006

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	2,450	61,887

Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	704	9,096
CRH PLC ADR	8,000	221,920

		231,016

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,650	51,051

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,200	17,652

Building-Residential/Commercial — 0.0%
KB Home	1,700	28,237

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	18,000	304,020
Time Warner Cable, Inc.	3,513	151,375

		455,395

Casino Services — 0.2%
International Game Technology	22,000	472,560

Cellular Telecom — 0.3%
China Mobile, Ltd. ADR	225	11,050
Vodafone Group PLC ADR	26,225	590,062

		601,112

Chemicals-Diversified — 0.2%
BASF AG ADR	4,000	212,000
E.I. du Pont de Nemours & Co.	6,800	218,552
Huntsman Corp.	14,100	128,451

		559,003

Chemicals-Specialty — 0.2%
Ashland, Inc.	5,000	216,100
Cabot Corp.	4,800	110,928
Lubrizol Corp.	1,800	128,628

		455,656

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,700	66,555

Coal — 0.0%
Alliance Resource Partners L.P.	900	32,634

Coatings/Paint — 0.1%
RPM International, Inc.	4,700	86,903
Valspar Corp.	7,200	198,072

		284,975

Commercial Services — 0.1%
Steiner Leisure, Ltd.†	2,800	100,128
Weight Watchers International, Inc.	7,600	208,544

		308,672

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	6,800	267,240
Global Cash Access Holdings, Inc.†	10,000	73,100
H&R Block, Inc.	4,000	73,520
Lender Processing Services, Inc.	6,031	230,203
Mastercard, Inc., Class A	6,000	1,212,900
Visa, Inc., Class A	20,400	1,409,844

		3,266,807

Computer Aided Design — 0.0%
Autodesk, Inc.†	850	20,230

Computer Services — 0.1%
Computer Sciences Corp.†	3,000	158,130

Computer Software — 0.0%
Double-Take Software, Inc.†	5,000	50,950

Computers — 2.7%
Apple, Inc.†	16,710	3,097,532
Hewlett-Packard Co.	46,575	2,198,806
International Business Machines Corp.	4,385	524,490
Research In Motion, Ltd.†	13,000	878,150

		6,698,978

Computers-Integrated Systems — 0.0%
Diebold, Inc.	2,000	65,860
Echelon Corp.†	1,038	13,359

		79,219

Computers-Memory Devices — 0.1%
NetApp, Inc.†	5,500	146,740
Western Digital Corp.†	5,000	182,650

		329,390

Consulting Services — 0.1%
ICF International, Inc.†	2,000	60,640
Watson Wyatt Worldwide, Inc., Class A	1,200	52,272

		112,912

Consumer Products-Misc. — 0.3%
Clorox Co.	6,200	364,684
Jarden Corp.†	4,000	112,280
Kimberly-Clark Corp.	3,475	204,955
Tupperware Brands Corp.	2,800	111,776
WD-40 Co.	500	14,200

		807,895

Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	2,400	88,560

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	3,300	67,320
Rock-Tenn Co., Class A	2,500	117,775

		185,095

Cosmetics & Toiletries — 0.4%
Alberto-Culver Co.	385	10,657
Chattem, Inc.†	1,700	112,897
The Estee Lauder Cos., Inc., Class A	18,700	693,396
The Procter & Gamble Co.	4,500	260,640

		1,077,590

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	7,093	180,942

Diagnostic Equipment — 0.1%
Immucor, Inc.†	6,200	109,740

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	3,600	90,036
OraSure Technologies, Inc.†	74	215

		90,251

Dialysis Centers — 0.0%
DaVita, Inc.†	1,350	76,464

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	200	15,722
Merit Medical Systems, Inc.†	4,500	77,985

		93,707

Distribution/Wholesale — 0.4%
Brightpoint, Inc.†	7,000	61,250

Genuine Parts Co.	20,537	781,638

		842,888

Diversified Banking Institutions — 3.1%
Bank of America Corp.	49,400	835,848
Barclays PLC ADR	13,850	327,414
BNP Paribas ADR	6,000	247,800
HSBC Holdings PLC ADR	11,000	630,850
JPMorgan Chase & Co.	60,357	2,644,844
Mitsubishi UFJ Financial Group, Inc. ADR	20,000	106,800
Morgan Stanley	30,000	926,400
The Goldman Sachs Group, Inc.	9,800	1,806,630
UBS AG†	8,000	146,480

		7,673,066

Diversified Manufacturing Operations — 1.4%
3M Co.	4,900	361,620
Barnes Group, Inc.	2,100	35,889
Crane Co.	50	1,291
General Electric Co.	42,686	700,904
Honeywell International, Inc.	8,500	315,775
Koppers Holdings, Inc.	1,800	53,370
Parker Hannifin Corp.	10,600	549,504
Siemens AG ADR	10,500	976,080
Teleflex, Inc.	3,658	176,718
Tomkins PLC ADR	23,000	275,770

		3,446,921

Diversified Minerals — 0.6%
Anglo American PLC ADR	16,835	267,340
BHP Billiton, Ltd. ADR	13,500	891,135
Vale SA ADR	8,100	187,353

		1,345,828

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	16,430	1,533,905

E-Commerce/Services — 0.5%
eBay, Inc.†	27,000	637,470
NetFlix, Inc.†	600	27,702
priceline.com, Inc.†	4,000	663,280

		1,328,452

E-Services/Consulting — 0.0%
Websense, Inc.†	4,000	67,200

Electric Products-Misc. — 0.2%
Emerson Electric Co.	13,100	525,048

Electric-Integrated — 1.9%
CMS Energy Corp.	15,000	201,000
DTE Energy Co.	2,300	80,822
E.ON AG ADR	8,500	361,675
Edison International	1,575	52,889
FPL Group, Inc.	18,400	1,016,232
Great Plains Energy, Inc.	3,800	68,210
Integrys Energy Group, Inc.	1,900	68,191
International Power PLC ADR	4,000	186,040
Northeast Utilities	10,500	249,270
Pepco Holdings, Inc.	3,400	50,592
PG&E Corp.	6,650	269,258
Progress Energy, Inc.	20,200	789,012
RWE AG ADR	2,500	233,050
SCANA Corp.	2,000	69,800
Scottish & Southern Energy PLC ADR	5,000	93,250
Wisconsin Energy Corp.	5,600	252,952
Xcel Energy, Inc.	30,200	581,048

		4,623,291

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL	103,000	54,567
Garmin, Ltd.	1,500	56,610
Gentex Corp.	5,800	82,070
Technitrol, Inc.	9,100	83,811

		277,058

Electronic Components-Semiconductors — 2.0%
Broadcom Corp., Class A†	45,000	1,381,050
Intel Corp.	95,650	1,871,871
LSI Corp.†	5,066	27,812
Microchip Technology, Inc.	22,800	604,200
NVIDIA Corp.†	32,000	480,960
ON Semiconductor Corp.†	10,000	82,500
QLogic Corp.†	2,425	41,710
Skyworks Solutions, Inc.†	7,000	92,680
Supertex, Inc.†	1,136	34,080
Texas Instruments, Inc.	8,000	189,520

		4,806,383

Electronic Connectors — 0.3%
Amphenol Corp., Class A	21,000	791,280

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	900	8,379

Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,583	184,462

Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.†	400	11,188
Itron, Inc.†	950	60,933
Trimble Navigation, Ltd.†	1,420	33,952

		106,073

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	7,300	205,495

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	3,300	504,438

Engineering/R&D Services — 0.3%
EMCOR Group, Inc.†	3,500	88,620
Jacobs Engineering Group, Inc.†	8,900	408,955
URS Corp.†	2,400	104,760

		602,335

Enterprise Software/Service — 0.3%
BMC Software, Inc.†	4,903	184,009
Informatica Corp.†	1,400	31,612
ManTech International Corp., Class A†	1,300	61,308
Omnicell, Inc.†	1,212	13,502
Oracle Corp.	3,550	73,982
SAP AG ADR	6,300	307,881
Sybase, Inc.†	3,209	124,830

		797,124

Finance-Investment Banker/Broker — 0.3%
Credit Suisse Group AG ADR	4,800	267,120
Knight Capital Group, Inc., Class A†	5,000	108,750
Nomura Holdings, Inc. ADR	11,000	67,320
The Charles Schwab Corp.	13,650	261,397

		704,587

Food-Canned — 0.1%
Del Monte Foods Co.	18,000	208,440

Food-Catering — 0.1%
Compass Group PLC ADR	50,000	309,000

Food-Dairy Products — 0.0%
Dean Foods Co.†	2,443	43,461

Food-Misc. — 0.9%
American Italian Pasta Co., Class A†	2,500	67,950
B&G Foods, Inc. (2)	7,300	118,771
Campbell Soup Co.	600	19,572
General Mills, Inc.	3,134	201,767
Kraft Foods, Inc., Class A	20,790	546,153
Nestle SA ADR†	17,500	747,075
Ralcorp Holdings, Inc.†	450	26,312
Sara Lee Corp.	12,000	133,680
Unilever PLC ADR	10,500	301,140
Zhongpin, Inc.†	10,000	147,200

		2,309,620

Food-Retail — 0.5%
Dairy Farm International Holdings, Ltd. ADR	2,528	75,966
Koninklijke Ahold NV ADR	10,000	120,500
Safeway, Inc.	3,100	61,132
SUPERVALU, Inc.	4,000	60,240
The Kroger Co.	16,225	334,884
Whole Foods Market, Inc.†	15,000	457,350

		1,110,072

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	13,000	323,050

Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	4,000	49,880
Steven Madden, Ltd.†	1,200	44,172

		94,052

Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,650	50,556
Weyerhaeuser Co.	3,625	132,856

		183,412

Gas-Distribution — 0.5%
Just Energy Income Fund	6,839	88,917
Northwest Natural Gas Co.	150	6,249
Sempra Energy	20,100	1,001,181
UGI Corp.	5,000	125,300
Vectren Corp.	2,600	59,904

		1,281,551

Gold Mining — 0.4%
Newmont Mining Corp.	22,700	999,254

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,600	56,484

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	4,600	100,188

Hotel/Motels — 0.0%
Red Lion Hotels Corp.†	10,559	60,714

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	1,548	14,722
Resources Connection, Inc.†	1,889	32,226
Robert Half International, Inc.	1,300	32,526
TrueBlue, Inc.†	2,100	29,547

		109,021

Import/Export — 0.4%
Mitsubishi Corp. ADR	21,000	846,300

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	300	4,230

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,100	240,498

Instruments-Scientific — 0.5%
Dionex Corp.†	2,196	142,674
FEI Co.†	3,033	74,764
Thermo Fisher Scientific, Inc.†	24,800	1,083,016
Waters Corp.†	400	22,344

		1,322,798

Insurance-Life/Health — 0.3%
Prudential PLC ADR	11,000	211,860
StanCorp Financial Group, Inc.	3,336	134,674
Unum Group	21,900	469,536

		816,070

Insurance-Multi-line — 1.3%
ACE, Ltd.†	21,700	1,160,082
Allianz SE ADR	15,000	187,200
AXA SA ADR	19,000	513,950
MetLife, Inc.	12,100	460,647
The Allstate Corp.	16,576	507,557
United Fire & Casualty Co.	1,700	30,430
Zurich Financial Services AG ADR	18,000	427,500

		3,287,366

Insurance-Property/Casualty — 0.6%
Fidelity National Financial, Inc., Class A	38,592	581,967
HCC Insurance Holdings, Inc.	10,428	285,206
Mercury General Corp.	900	32,562
The Travelers Cos., Inc.	4,000	196,920
Tokio Marine Holdings, Inc. ADR	10,000	287,000
Zenith National Insurance Corp.	3,700	114,330

		1,497,985

Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.†	2,500	84,200

Max Re Capital, Ltd.	5,648	120,698

		204,898

Internet Application Software — 0.0%
Art Technology Group, Inc.†	8,241	31,810
S1 Corp.†	12,000	74,160

		105,970

Internet Infrastructure Software — 0.0%
AsiaInfo Holdings, Inc.†	3,500	69,895

Internet Security — 0.0%
Blue Coat Systems, Inc.†	4,500	101,655

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	4,000	92,040

Investment Companies — 0.0%
Apollo Investment Corp.	5,200	49,660

Investment Management/Advisor Services — 0.4%
AllianceBernstein Holding LP	12,152	331,507
Franklin Resources, Inc.	5,865	590,019

		921,526

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	700	9,373

Leisure Products — 0.0%
WMS Industries, Inc.†	2,000	89,120

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	5,485	260,263

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,400	226,179

Machinery-Farming — 0.3%
Deere & Co.	11,200	480,704
Kubota Corp. ADR	4,000	165,560

		646,264

Machinery-General Industrial — 0.1%
IDEX Corp.	2,950	82,452
Middleby Corp.†	1,000	55,010

		137,462

Machinery-Material Handling — 0.0%
Cascade Corp.	747	19,975

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	1,500	62,115
IMS Health, Inc.	11,301	173,470
Quality Systems, Inc.	201	12,376

		247,961

Medical Instruments — 1.1%
Beckman Coulter, Inc.	1,949	134,364
Boston Scientific Corp.†	90,000	953,100
Edwards Lifesciences Corp.†	2,500	174,775
Intuitive Surgical, Inc.†	3,800	996,550
Kensey Nash Corp.†	4,000	115,800
Medtronic, Inc.	4,200	154,560
Techne Corp.	650	40,658

		2,569,807

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund (2)	5,600	72,494
Covance, Inc.†	3,900	211,185

		283,679

Medical Products — 0.6%
American Medical Systems Holdings, Inc.†	5,000	84,600
Baxter International, Inc.	4,900	279,349
Becton, Dickinson & Co.	1,957	136,501
Cantel Medical Corp.†	4,000	60,240
Johnson & Johnson	11,668	710,465
Varian Medical Systems, Inc.†	2,650	111,644

		1,382,799

Medical-Biomedical/Gene — 1.1%
Affymax, Inc.†	4,000	95,560
Amgen, Inc.†	18,489	1,113,592
Dendreon Corp.†	1,175	32,888
Gilead Sciences, Inc.†	10,550	491,419
Human Genome Sciences, Inc.†	6,000	112,920
Life Technologies Corp.†	1,340	62,377
Ligand Pharmaceuticals, Inc. Class B†	40,000	92,400
Martek Biosciences Corp.†	1,125	25,414
Myriad Genetics, Inc.†	22,200	608,280

		2,634,850

Medical-Drugs — 2.8%
Abbott Laboratories	25,600	1,266,432
Allergan, Inc.	3,246	184,243
AstraZeneca PLC ADR	7,800	350,610
Biovail Corp.	6,400	98,752
Bristol-Myers Squibb Co.	52,775	1,188,493
Eli Lilly & Co.	7,000	231,210
Forest Laboratories, Inc.†	704	20,726
GlaxoSmithKline PLC ADR	6,500	256,815
Merck & Co., Inc.	13,000	411,190
Novartis AG ADR	14,300	720,434
Novo Nordisk A/S ADR	6,000	377,700
PharMerica Corp.†	3,001	55,728
Roche Holding AG ADR	14,800	600,880
Schering-Plough Corp.	12,600	355,950
Shire PLC ADR	3,500	183,015
Wyeth	11,500	558,670

		6,860,848

Medical-Generic Drugs — 0.6%
Mylan, Inc.†	50,000	800,500
Perrigo Co.	3,000	101,970
Teva Pharmaceutical Industries, Ltd. ADR	11,800	596,608
Watson Pharmaceuticals, Inc.†	608	22,277

		1,521,355

Medical-HMO — 0.0%
Health Net, Inc.†	650	10,010

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	3,300	204,369

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	1,400	12,096

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,400	61,082

LHC Group, Inc.†	2,400	71,832

		132,914

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	9,200	205,896
McKesson Corp.	3,100	184,605

		390,501

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,025	104,417
Sims Group, Ltd. ADR	2,300	45,839
Sims Metal Management, Ltd.	2,300	46,323

		196,579

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.†	18,000	1,234,980

Metal-Diversified — 0.1%
Rio Tinto PLC ADR	1,600	272,464

Mining — 0.1%
Dominion Mining, Ltd.	32,000	104,170
Lihir Gold, Ltd. ADR†	7,000	175,350

		279,520

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	650	14,950

Multimedia — 0.2%
The Walt Disney Co.	14,099	387,159
WPP PLC ADR	4,500	193,365

		580,524

Networking Products — 1.0%
Cisco Systems, Inc.†	94,700	2,229,238
Juniper Networks, Inc.†	10,000	270,200
Polycom, Inc.†	1,200	32,100

		2,531,538

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	10,095	268,224
Waste Connections, Inc.†	2,550	73,593

		341,817

Office Automation & Equipment — 0.1%
Canon, Inc. ADR	2,700	107,973

Oil & Gas Drilling — 0.5%
Nabors Industries, Ltd.†	8,558	178,862
Transocean, Ltd.†	11,001	940,916

		1,119,778

Oil Companies-Exploration & Production — 1.7%
Apache Corp.	5,925	544,093
Berry Petroleum Co., Class A	6,880	184,246
Chesapeake Energy Corp.	30,000	852,000
Cimarex Energy Co.	3,700	160,284
CNOOC, Ltd. ADR	260	35,212
Comstock Resources, Inc.†	500	20,040
Daylight Resources Trust (2)	9,800	77,214
Devon Energy Corp.	1,375	92,579
Enerplus Reserve Fund (2)	13,500	309,015
Mariner Energy, Inc.†	5,000	70,900
Occidental Petroleum Corp.	8,473	664,283
Penn West Energy Trust (2)	28,700	454,608
Talisman Energy, Inc.	19,300	334,662
Vermilion Energy Trust	2,600	71,833
XTO Energy, Inc.	4,800	198,336
Zargon Energy Trust	4,300	72,493

		4,141,798

Oil Companies-Integrated — 1.8%
BG Group PLC ADR	5,000	435,350
BP PLC ADR	7,600	404,548
Chevron Corp.	17,425	1,227,243
ENI SpA ADR	7,500	373,875
Exxon Mobil Corp.	7,500	514,575
Marathon Oil Corp.	11,800	376,420
Royal Dutch Shell PLC ADR	7,000	400,330
Total SA ADR	10,800	640,008

		4,372,349

Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	150	2,643

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	11,780	163,978
Sunoco, Inc.	1,100	31,295
Valero Energy Corp.	9,600	186,144

		381,417

Oil-Field Services — 0.1%
Schlumberger, Ltd.	3,500	208,600
TETRA Technologies, Inc.†	12,000	116,280

		324,880

Paper & Related Products — 0.1%
International Paper Co.	4,000	88,920
Kimberly-Clark de Mexico SAB de CV ADR	3,200	67,392

		156,312

Pharmacy Services — 0.2%
BioScrip, Inc.†	9,000	60,840
Express Scripts, Inc.†	3,800	294,804
Omnicare, Inc.	4,000	90,080

		445,724

Pipelines — 0.5%
El Paso Corp.	17,000	175,440
Enterprise Productions Partners LP	12,444	352,414
Kinder Morgan Energy Partners LP	4,938	266,751
ONEOK, Inc.	1,700	62,254
Spectra Energy Corp.	14,200	268,948

		1,125,807

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	2,000	84,000
SunPower Corp., Class B†	491	12,388

		96,388

Publishing-Books — 0.1%
Reed Elsevier NV ADR	8,000	180,800

Publishing-Periodicals — 0.0%
Yellow Pages Income Fund	10,900	54,976

Real Estate Investment Trusts — 4.6%
Acadia Realty Trust	4,673	70,422
Alexandria Real Estate Equities, Inc.	7,674	417,082
AMB Property Corp.	14,900	341,955
American Campus Communities, Inc.	2,000	53,700
American Capital Agency Corp.	1,800	51,210
Annaly Capital Management, Inc.	38,600	700,204
Apartment Investment & Management Co., Class A	13,000	191,750
AvalonBay Communities, Inc.	3,673	267,137
Boston Properties, Inc.	6,000	393,300
Brandywine Realty Trust	10,000	110,400
Capital Lease Funding, Inc.	9,700	39,091
Digital Realty Trust, Inc.	5,000	228,550
Douglas Emmett, Inc.	4,300	52,804
Duke Realty Corp.	5,500	66,055
EastGroup Properties, Inc.	1,400	53,508
Entertainment Properties Trust	2,500	85,350
Equity Lifestyle Properties, Inc.	2,500	106,975
Equity Residential	5,500	168,850
Essex Property Trust, Inc.	2,275	181,044
Federal Realty Investment Trust	4,000	245,480
Hatteras Financial Corp.	1,500	44,970
HCP, Inc.	34,915	1,003,457
Health Care REIT, Inc.	16,000	665,920
Home Properties, Inc.	5,500	236,995
Host Hotels & Resorts, Inc.	24,300	286,011
Kimco Realty Corp.	28,881	376,608
LaSalle Hotel Properties	5,000	98,300
Mack-Cali Realty Corp.	4,000	129,320
Medical Properties Trust, Inc.	9,600	74,976
National Retail Properties, Inc.	3,700	79,439
Nationwide Health Properties, Inc.	37,425	1,159,801
Omega Healthcare Investors, Inc.	6,900	110,538
ProLogis	17,000	202,640
PS Business Parks, Inc.	1,200	61,584
Public Storage	6,200	466,488
Saul Centers, Inc.	1,000	32,100
Simon Property Group, Inc.	10,990	763,036
SL Green Realty Corp.	3,300	144,705
Tanger Factory Outlet Centers, Inc.	8,600	321,124
Taubman Centers, Inc.	5,000	180,400
The Macerich Co.	3,260	98,876
Ventas, Inc.	11,500	442,750
Vornado Realty Trust	6,010	387,104
Weingarten Realty Investors, Inc.	2,600	51,792

		11,243,801

Real Estate Operations & Development — 0.2%
Brookfield Asset Management, Inc., Class A	16,000	363,360

Rental Auto/Equipment — 0.1%
Aaron’s Inc.	3,435	90,684
McGrath RentCorp.	2,600	55,302

		145,986

Research & Development — 0.0%
Exponent, Inc.†	2,000	56,340

Respiratory Products — 0.0%
ResMed, Inc.†	900	40,680

Retail-Apparel/Shoe — 0.2%
Aeropostale, Inc.†	1,300	56,511
Nordstrom, Inc.	7,444	227,340
Ross Stores, Inc.	850	40,604
The Finish Line, Inc., Class A	11,000	111,760

		436,215

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	2,500	365,550

Retail-Automobile — 0.0%
Copart, Inc.†	2,050	68,080

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	19,000	713,260

Retail-Building Products — 0.5%
Home Depot, Inc.	41,450	1,104,228
Kingfisher PLC ADR	13,000	87,230

		1,191,458

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	3,200	84,831

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	25,500	956,760
RadioShack Corp.	5,500	91,135

		1,047,895

Retail-Discount — 1.1%
Costco Wholesale Corp.	10,000	564,600
Dollar Tree, Inc.†	9,500	462,460
Family Dollar Stores, Inc.	3,500	92,400
Target Corp.	3,700	172,716
Wal-Mart Stores, Inc.	26,400	1,295,976

		2,588,152

Retail-Drug Store — 0.1%
CVS Caremark Corp.	9,400	335,956

Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	5,000	131,650
Tiffany & Co.	5,700	219,621

		351,271

Retail-Major Department Stores — 0.0%
Marks & Spencer Group PLC ADR	5,000	57,750

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	92,004

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.†	19,000	1,083,950

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc., Class A†	1,300	126,165
Jack in the Box, Inc.†	2,071	42,435
McDonald’s Corp.	19,575	1,117,145
PF Chang’s China Bistro, Inc.†	1,500	50,955
Starbucks Corp.†	37,900	782,635

		2,119,335

Savings & Loans/Thrifts — 0.3%
Hudson City Bancorp, Inc.	22,400	294,560

Washington Federal, Inc.	26,796	451,781

		746,341

Schools — 0.3%
American Public Education, Inc.†	1,300	45,162
Apollo Group, Inc., Class A†	9,000	663,030
Capella Education Co.†	1,000	67,340
Grand Canyon Education, Inc.†	3,000	53,490

		829,022

Semiconductor Components-Integrated Circuits — 0.8%
Cypress Semiconductor Corp.†	3,124	32,271
Hittite Microwave Corp.†	1,000	36,780
Integrated Device Technology, Inc.†	26,000	175,760
Linear Technology Corp.	1,800	49,734
Marvell Technology Group, Ltd.†	58,000	939,020
Maxim Integrated Products, Inc.	6,600	119,724
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,656	478,470

		1,831,759

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	13,515	181,101
ASML Holding NV	7,000	206,990
KLA-Tencor Corp.	700	25,102
Novellus Systems, Inc.†	400	8,392

		421,585

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,200	68,088

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	850	28,500

Steel-Producers — 0.2%
ArcelorMittal	5,000	185,700
Reliance Steel & Aluminum Co.	1,650	70,224
Schnitzer Steel Industries, Inc., Class A	2,655	141,379

		397,303

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	29,000	443,990

Telecom Services — 0.3%
BCE, Inc.	15,600	384,852
Consolidated Communications Holdings, Inc.	6,300	100,863
Iowa Telecommunications Services, Inc.†	4,300	54,180
Premiere Global Services, Inc.†	8,000	66,480

		606,375

Telecommunication Equipment — 0.1%
Comtech Telecommunications Corp.†	1,200	39,864
Nortel Networks Corp.†	202	18
Tellabs, Inc.†	10,000	69,200

		109,082

Telephone-Integrated — 1.6%
AT&T, Inc.	45,150	1,219,501
CenturyTel, Inc.	7,546	253,546
Qwest Communications International, Inc.	42,000	160,020
Royal KPN NV ADR	15,000	249,450
Sprint Nextel Corp.†	45,000	177,750
Telecom Italia SpA ADR	11,000	192,830
Telefonica SA ADR	6,000	497,460
Verizon Communications, Inc.	34,900	1,056,423
Windstream Corp.	20,353	206,176

		4,013,156

Television — 0.2%
CBS Corp., Class B	35,375	426,269

Textile-Apparel — 0.0%
Cherokee, Inc.	1,216	29,148

Tobacco — 0.5%
Altria Group, Inc.	20,000	356,200
British American Tobacco PLC ADR	7,000	442,750
Imperial Tobacco Group PLC ADR	5,600	330,344
Reynolds American, Inc.	4,500	200,340

		1,329,634

Toys — 0.6%
Hasbro, Inc.	6,300	174,825
Mattel, Inc.	63,770	1,177,194
Nintendo Co., Ltd. ADR	4,200	132,594

		1,484,613

Transactional Software — 0.1%
Solera Holdings, Inc.	3,500	108,885

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	1,459	17,085

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	64,180
Tidewater, Inc.	3,500	164,815
Torm A/S ADR	5,800	60,900

		289,895

Transport-Rail — 0.8%
Norfolk Southern Corp.	10,000	431,100
Union Pacific Corp.	27,800	1,622,130

		2,053,230

Transport-Services — 0.1%
Expeditors International of Washington, Inc.	4,925	173,114

Transport-Truck — 0.0%
Con-way, Inc.	987	37,822

Travel Services — 0.0%
Ambassadors Group, Inc.	2,252	35,244

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	1,780	47,099

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,113	83,709

Water — 0.0%
California Water Service Group	1,550	60,357

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,535	8,934

Web Portals/ISP — 0.7%
Google, Inc., Class A†	3,325	1,648,701

Wireless Equipment — 1.0%
Nokia OYJ ADR	32,300	472,226
QUALCOMM, Inc.	36,750	1,653,015
Telefonaktiebolaget LM Ericsson ADR	21,000	210,420
Viasat, Inc.†	1,500	39,870

		2,375,531

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,437	16,669

Total Common Stock (cost $152,307,819)		159,787,764

PREFERRED STOCK — 0.6%
Banks-Super Regional — 0.0%
National City Capital Trust III 6.63%	800	16,520
National City Capital Trust IV 8.00%	1,000	24,050

		40,570

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	1,268,750

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	62,400
Ashford Hospitality Trust, Inc. Series A 8.55%	3,500	50,785
CapLease, Inc. Series A 8.13%	900	18,522
HRPT Properties Trust 6.50%	2,500	45,950
Huntington Preferred Capital, Inc. 7.88%	1,700	34,714

		212,371

Total Preferred Stock (cost $1,505,588)		1,521,691

ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(4)	$616,113	614,432
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(4)	111,654	111,406
Countrywide Home Loan Series 2003-50, Class A1 5.00% due 11/25/18(4)	489,056	493,183
Countrywide Home Loan Series 2004-4, Class A5 5.25% due 05/25/34(4)	1,029,011	983,257
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(4)	560,400	541,312
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(4)	277,043	265,277
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 2A1 0.95% due 10/25/37(5)	97,530	91,178
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(4)	1,000,000	558,187

Total Asset Backed Securities (cost $4,045,010)		3,658,232

CONVERTIBLE BONDS & NOTES — 0.1%
Medical Products — 0.0%
China Medical Technologies, Inc. Bonds 4.00% due 08/15/13	250,000	160,313

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	250,000	191,875

Total Convertible Bonds & Notes (cost $373,937)		352,188

U.S. CORPORATE BONDS & NOTES — 10.3%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	572,340

Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	250,000	262,149

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certificates Series 96-1 8.97% due 01/02/15(3)(6)	26,006	3

Banks-Commercial — 0.2%
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	500,000	517,627

Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	259,747
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	758,187
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/29/18(8)	250,000	227,500

		1,245,434

Cable TV — 0.0%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 09/15/07†(3)(6)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	531,278

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	250,000	273,125

Casino Services — 0.4%
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	1,000,000	1,005,000

Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15(7)	250,000	224,063

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	264,140

Diversified Banking Institutions — 0.9%
Bank of America Corp. Jr. Sub. Notes 8.13% due 05/29/18(8)	750,000	666,780

Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,122,870

Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	514,466

		2,304,116

Electric-Integrated — 1.7%
Florida Power Corp. 1st Mtg. Bonds 6.35% due 09/15/37	500,000	586,773

Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	518,065

Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,250,000	1,087,500

Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	500,000	570,671

Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	1,007,106

Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	270,886

		4,041,001

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22† (3)(6)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22† (3)(6)	1,500,000	0

		0

Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	106,155

Finance-Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	536,639

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	221,443

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	259,843

Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	750,000	775,312

Multimedia — 0.7%
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	1,500,000	1,569,277

The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	161,820

		1,731,097

Non-Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	768,750

Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	523,593

		1,292,343

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	297,716

Oil Refining & Marketing — 0.2%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	400,000	392,000

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	250,000	271,250

Pipelines — 1.2%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,645,348
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	600,297
Southern Natural Gas Co. Senor Notes 8.00% due 03/01/32	500,000	591,198

		2,836,843

Publishing-Books — 0.4%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,071,478

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	158,151

Real Estate Investment Trusts — 0.7%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	729,332
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	1,034,355

		1,763,687

Real Estate Operations & Development — 0.1%
ERP Operating LP Senior Notes 5.50% due 10/01/12	150,000	156,957

Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/15	250,000	213,750

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(9)(10)	125,000	313

Special Purpose Entity — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	205,000

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	324,590

Telecom Services — 0.4%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,052,500

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	159,930

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	268,048

Total U.S. CORPORATE BONDS & NOTES (cost $24,367,267)		25,335,321

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	511,250

Medical-Drugs — 0.3%
Elan Corp PLC Company Guar. Notes 8.75% due 10/15/16*	750,000	742,500

Oil Companies-Exploration & Production — 0.1%
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	250,000	191,250

Oil Companies-Integrated — 0.4%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,000,994

Total Foreign Corporate Bonds & Notes (cost $2,408,720)		2,445,994

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18
(cost $655,451)	747,056	865,090

U.S. GOVERNMENT AGENCIES — 16.4%
Federal Home Loan Mtg. Corp. — 7.8%
4.50% due 07/01/19	683,799	719,772
4.50% due 06/01/35	1,052,148	1,068,807
4.50% due 07/01/39	747,904	757,642

4.50% due 09/01/39	998,737	1,011,741
5.00% due 06/01/33	409,804	425,569
5.00% due 08/01/33	1,204,560	1,250,593
5.00% due 05/01/34	1,890,004	1,961,548
5.00% due 04/01/35	602,500	625,307
5.50% due 11/01/17	142,466	152,872
5.50% due 01/01/18	196,530	210,885
5.50% due 11/01/18	312,299	334,916
5.50% due 05/01/31	168,389	177,297
5.50% due 11/01/32	398,661	419,674
5.50% due 04/01/33	614,958	646,981
5.50% due 08/01/33	361,276	380,479
5.50% due 12/01/33	618,107	650,493
5.50% due 01/01/34	564,716	593,776
5.50% due 09/01/35	715,141	751,270
5.50% due 01/01/36	606,865	637,524
5.50% due 04/01/36	644,919	676,493
5.75% due 01/15/12	500,000	552,122
6.00% due 04/01/17	106,118	113,582
6.00% due 05/01/17	182,190	195,005
6.00% due 05/01/31	94,762	101,017
6.00% due 09/01/32	50,682	53,963
6.00% due 12/01/33	332,021	353,779
6.00% due 05/01/34	509,538	541,257
6.00% due 01/01/35	961,148	1,019,838
6.00% due 06/01/38	885,224	936,457
6.50% due 02/01/14	56,965	60,763
6.50% due 01/01/32	219,164	235,933
7.00% due 02/01/15	13,196	14,110
7.00% due 03/01/15	38,871	41,711
7.00% due 06/01/15	13,501	14,520
7.00% due 12/01/15	5,337	5,739
7.00% due 03/01/16	29,266	31,473
7.00% due 05/01/30	60	66
7.00% due 01/01/32	41,513	45,651
7.50% due 12/01/30	72,638	81,578
7.50% due 01/01/31	77,722	87,290
7.50% due 02/01/31	13,695	15,381
8.00% due 08/01/30	13,548	15,372
REMIC
Series 3200, Class GA 5.50% due 10/15/27(4)	237,580	243,785
Series 2808, Class PG 5.50% due 04/15/33(4)	600,000	628,263
Series 3341, Class PA 6.00% due 09/15/29(4)	303,682	320,234

		19,162,528

Federal National Mtg. Assoc. — 7.2%
2.00% due 01/09/12	500,000	508,595
4.50% due 11/01/19	709,173	746,923
5.00% due 01/01/18	537,095	570,621
5.00% due 06/01/18	628,866	668,056
5.00% due 10/01/18	412,406	438,071
5.00% due 04/01/34	948,398	983,706
5.00% due 06/01/34	672,122	697,144
5.50% due 01/01/17	208,319	223,147
5.50% due 02/01/33	664,106	699,288
5.50% due 05/01/33	349,707	368,215
5.50% due 02/01/34	1,028,141	1,077,481
5.50% due 04/01/34	332,692	349,604
5.50% due 08/01/34	387,950	406,476
5.50% due 09/01/34	892,630	935,303
5.50% due 01/01/35	580,377	609,879
5.50% due 02/01/35	588,558	618,108
6.00% due 08/01/18	48,243	51,911
6.00% due 05/01/31	205,010	218,478
6.00% due 08/01/31	298,490	318,097
6.00% due 04/01/32	160,670	171,123
6.00% due 01/01/34	399,313	424,919
6.00% due 04/01/37	691,031	730,593
6.25% due 02/01/11	1,000,000	1,059,034
6.50% due 06/01/19	39,007	42,450
6.50% due 09/01/24	81,709	87,481
6.50% due 09/01/25	15,654	16,903
6.50% due 11/01/25	23,018	24,805
6.50% due 05/01/26	25,817	27,876
6.50% due 11/01/27	1,311	1,416
6.50% due 07/01/29	154,175	166,674
6.50% due 07/01/31	8,706	9,400
6.50% due 01/01/32	42,827	46,241
6.50% due 03/01/32	175,736	189,665
6.50% due 04/01/32	272,338	293,882
6.50% due 12/01/32	112,194	121,069
6.50% due 07/01/34	220,645	237,457
7.00% due 05/01/15	1,834	1,980
7.00% due 12/01/15	1,574	1,700
7.00% due 01/01/16	40,253	43,453
7.00% due 04/01/16	11,645	12,610
7.00% due 05/01/29	28,043	31,014
7.00% due 09/01/29	8,631	9,541
7.00% due 12/01/29	1,894	2,095
7.00% due 01/01/31	10,944	12,081
7.00% due 07/01/31	46,808	51,686
7.50% due 02/01/16	86,906	94,496
7.50% due 11/01/30	49,275	53,562
7.50% due 01/01/31	126,799	142,083
7.50% due 02/01/31	29,814	33,410
7.50% due 03/01/31	32,331	35,178
8.00% due 01/01/16	217,449	236,669
REMIC
Series 2007-79, Class MD 5.50% due 12/25/35(4)	1,000,000	1,054,097
Series 2006-7, Class TB 6.00% due 02/25/31(4)	1,000,000	1,057,839
Series 1993-248, Class SA 6.00% due 08/25/23(4)(5)	143,975	148,218

Federal National Mtg. Assoc. REMIC
Series 2002-16, Class TM 7.00% due 04/25/32(4)	435,744	480,248

		17,642,051

Government National Mtg. Assoc. — 1.4%
5.50% due 07/20/33	543,735	575,062
5.50% due 02/20/34	382,831	404,373
5.50% due 03/20/34	363,251	383,692
6.00% due 05/20/32	146,795	156,949
6.00% due 07/20/33	306,759	328,713
6.00% due 08/15/34	520,830	553,789
6.50% due 11/15/23	80,561	85,729
6.50% due 12/15/23	244,152	259,816
6.50% due 02/15/24	67,542	72,326
6.50% due 03/20/27	5,356	5,789
6.50% due 04/20/27	39,497	42,687
6.50% due 07/15/32	95,259	102,540
6.50% due 04/20/34	182,372	194,416
7.00% due 12/15/22	17,865	19,660
7.00% due 05/15/23	4,908	5,399
7.00% due 06/15/23	6,439	7,084
7.00% due 12/15/23	14,434	15,883
7.00% due 04/15/28	14,008	15,444
7.50% due 08/15/30	16,355	18,336
7.50% due 09/15/30	5,182	5,810
7.50% due 11/15/30	46,064	51,644
7.50% due 01/15/31	25,573	28,678
REMIC
Series 2002-70, Class PA 4.50% due 08/20/32(4)	69,637	72,248

		3,406,067

Total U.S. Government Agencies (cost $38,418,105)		40,210,646

U.S. GOVERNMENT TREASURIES — 0.7%
United States Treasury Bonds — 0.7%
4.25% due 05/15/39	1,000,000	1,034,531
5.00% due 05/15/37	500,000	579,453

Total U.S. Government Treasuries (cost $1,518,922)		1,613,984

Total Long-Term Investment Securities (cost $225,600,819)		235,790,910

REPURCHASE AGREEMENT — 3.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $9,629,003 and collateralized by $9,835,000 of United States Treasury Bills, bearing interest at 0.19% due 03/25/10 and having an approximate value of $9,826,149 (cost $9,629,000)	9,629,000	9,629,000

TOTAL INVESTMENTS (cost $235,229,819) (1)	100.0%	245,419,910
Liabilities in excess of other assets	0.0	(63,903)

NET ASSETS	100.0%	$245,356,007

† Non-income producing security

*        Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $4,057,051 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1) See Note 4 for cost of investments on a tax basis.

(2) Consists of more than one type of securities traded together as a unit.

(3) Illiquid security. At September 30, 2009, the aggregate value of these securities was $3 representing 0.0% of net assets.

(4) Collateralized Mortgage Obligation

(5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(6) Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.

(7) “Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8) Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects next reset date.

(9) Bond in default

(10) Company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock*	$159,787,764	$—	$—	$159,787,764
Preferred Stocks	1,521,691	—	—	1,521,691
Asset Backed Securities	—	3,658,232	—	3,658,232
Convertible Notes	—	352,188	—	352,188
U.S. Corporate Bonds & Notes	—	25,335,318	3	25,335,321
Foreign Corporate Bonds & Notes	—	2,445,994	—	2,445,994
Foreign Government Agencies	—	865,090	—	865,090
U.S. Government Agencies	—	40,210,646	—	40,210,646
U.S. Government Treasuries	1,613,984	—	—	1,613,984
Repurchase Agreements	—	9,629,000	—	9,629,000

Total	$162,923,439	$82,496,468	$3	$245,419,910

*	Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 12/31/2008	$3
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/2009	$3

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.2%
Aerospace/Defense — 0.3%
Boeing Co.	475	$25,721

Agricultural Chemicals — 1.0%
Agrium, Inc.	1,010	50,288
The Mosaic Co.	840	40,379

		90,667

Apparel Manufacturers — 1.5%
Coach, Inc.	4,240	139,581

Applications Software — 2.2%
Microsoft Corp.	7,830	202,719

Banks-Commercial — 0.7%
Itau Unibanco Holding SA ADR	3,437	69,256

Banks-Super Regional — 2.0%
US Bancorp	1,595	34,867
Wells Fargo & Co.	5,385	151,749

		186,616

Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	3,340	195,924

Building Products-Cement — 1.3%
Martin Marietta Materials, Inc.	1,360	125,215

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,500	28,525

Coal — 0.6%
CONSOL Energy, Inc.	1,165	52,553

Commercial Services — 0.9%
Alliance Data Systems Corp.†	1,420	86,734

Commercial Services-Finance — 0.9%
The Western Union Co.	4,645	87,883

Computer Services — 0.5%
Accenture PLC Class A	1,300	48,451

Computers — 3.8%
Apple, Inc.†	265	49,123
Hewlett-Packard Co.	4,085	192,853
International Business Machines Corp.	950	113,629

		355,605

Computers-Memory Devices — 2.2%
EMC Corp.†	12,070	205,673

Cosmetics & Toiletries — 2.7%
The Procter & Gamble Co.	4,415	255,717

Distribution/Wholesale — 0.2%
WESCO International, Inc.†	600	17,280

Diversified Banking Institutions — 7.3%
Bank of America Corp.	7,700	130,284
Citigroup, Inc.	5,920	28,653
JPMorgan Chase & Co.	4,150	181,853
The Goldman Sachs Group, Inc.	965	177,898
UBS AG†	9,260	169,550

		688,238

Diversified Manufacturing Operations — 3.4%
General Electric Co.	10,370	170,275
Honeywell International, Inc.	3,930	146,000

		316,275

E-Commerce/Services — 0.6%
eBay, Inc.†	2,300	54,303

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	1,930	59,810
Cia Energetica de Minas Gerais ADR	1,380	20,976
Exelon Corp.	1,140	56,567

		137,353

Electronic Components-Semiconductors — 2.0%
Broadcom Corp., Class A†	1,350	41,431
Intel Corp.	4,610	90,218
Micron Technology, Inc.†	4,200	34,440
Texas Instruments, Inc.	840	19,900

		185,989

Engineering/R&D Services — 1.2%
ABB, Ltd. ADR†	4,300	86,172
Fluor Corp.	515	26,188

		112,360

Enterprise Software/Service — 1.9%
Oracle Corp.	8,455	176,202

Financial Guarantee Insurance — 0.9%
Assured Guaranty, Ltd.	4,550	88,361

Food-Misc. — 0.3%
H.J. Heinz Co.	700	27,825

Gold Mining — 1.0%
Barrick Gold Corp.	2,355	89,255

Instruments-Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	1,610	70,309

Insurance-Life/Health — 1.2%
Aflac, Inc.	2,670	114,116

Insurance-Multi-line — 1.5%
ACE, Ltd.†	355	18,978
Hartford Financial Services Group, Inc.	4,495	119,118

		138,096

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,400	50,862

Machinery-Farming — 0.7%
Deere & Co.	1,520	65,238

Machinery-Pumps — 1.6%
Flowserve Corp.	1,480	145,839

Medical Instruments — 1.8%
Medtronic, Inc.	4,540	167,072

Medical Products — 0.9%
Covidien PLC	2,060	89,116

Medical-Biomedical/Gene — 1.3%
Amgen, Inc.†	2,085	125,580

Medical-Drugs — 6.9%
Abbott Laboratories	2,875	142,226
AstraZeneca PLC ADR	1,470	66,077
Cephalon, Inc.†	1,010	58,823
Merck & Co., Inc.	4,940	156,252
Pfizer, Inc.	4,035	66,779
Wyeth	3,350	162,743

		652,900

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	4,650	116,436

Metal Processors & Fabrication — 2.7%
Precision Castparts Corp.	2,510	255,694

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	405	27,787

Networking Products — 2.9%
Cisco Systems, Inc.†	11,775	277,183

Oil & Gas Drilling — 2.5%
Noble Corp.	3,650	138,554
Transocean, Ltd.†	1,182	101,096

		239,650

Oil Companies-Exploration & Production — 5.4%
Apache Corp.	3,185	292,479
Noble Energy, Inc.	1,050	69,258
Ultra Petroleum Corp.†	1,815	88,862
Whiting Petroleum Corp.†	1,050	60,459

		511,058

Oil Companies-Integrated — 2.6%
Exxon Mobil Corp.	1,605	110,119
Marathon Oil Corp.	2,265	72,253
Petroleo Brasileiro SA ADR	750	34,425
Suncor Energy, Inc.	680	23,501

		240,298

Oil-Field Services — 0.4%
Halliburton Co.	1,409	38,212

Retail-Apparel/Shoe — 1.6%
Abercrombie & Fitch Co., Class A	1,300	42,744
Nordstrom, Inc.	3,630	110,860

		153,604

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	3,380	70,777

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A†	1,200	31,764

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	1,150	43,148

Retail-Discount — 1.9%
Wal-Mart Stores, Inc.	3,685	180,897

Retail-Drug Store — 0.7%
CVS Caremark Corp.	1,900	67,906

Retail-Office Supplies — 0.8%
Staples, Inc.	3,190	74,072

Retail-Regional Department Stores — 1.3%
Kohl’s Corp.†	2,190	124,940

Retail-Restaurants — 0.4%
McDonald’s Corp.	700	39,949

Semiconductor Components-Integrated Circuits — 0.4%
Maxim Integrated Products, Inc.	1,885	34,194

Steel-Producers — 0.9%
Nucor Corp.	1,740	81,797

Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	5,445	83,363

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	13

Telephone-Integrated — 1.9%
AT&T, Inc.	6,450	174,214

Tobacco — 1.8%
Philip Morris International, Inc.	3,535	172,296

Transport-Services — 0.9%
FedEx Corp.	1,170	88,007

Web Portals/ISP — 2.1%
Google, Inc., Class A†	390	193,381

Wireless Equipment — 1.6%
QUALCOMM, Inc.	3,395	152,707

Total Long-Term Investment Securities
(cost $8,149,904)		9,142,756

REPURCHASE AGREEMENT — 4.1%
Banc of America Securities Joint Repurchase Agreement(1) (cost $385,000)	$385,000	385,000

TOTAL INVESTMENTS
(cost $8,534,904)(2)	101.3%	9,527,756
Liabilities in excess of other assets	(1.3)	(121,285)

NET ASSETS	100.0%	$9,406,471

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$688,238	$—	$—	$688,238
Medical-Drugs	652,900	—	—	652,900
Oil Companies-Exploration & Production	511,058	—	—	511,058
Other Industries*	7,290,560	—	—	7,290,560
Repurchase Agreement	—	385,000	—	385,000

Total	$9,142,756	$385,000	$—	$9,527,756

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.6%
Aerospace/Defense — 0.3%
Boeing Co.	25,280	$1,368,912

Agricultural Chemicals — 1.2%
Agrium, Inc.	66,300	3,301,077
The Mosaic Co.	42,405	2,038,408

		5,339,485

Apparel Manufacturers — 1.4%
Coach, Inc.	189,325	6,232,579

Applications Software — 2.1%
Microsoft Corp.	366,975	9,500,983

Banks-Super Regional — 2.3%
US Bancorp	85,980	1,879,523
Wells Fargo & Co.	310,310	8,744,536

		10,624,059

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	128,955	7,564,500

Building Products-Cement — 1.2%
Martin Marietta Materials, Inc.	60,335	5,555,043

Building-Residential/Commercial — 0.5%
Ryland Group, Inc.	108,100	2,277,667

Coal — 0.6%
CONSOL Energy, Inc.	61,660	2,781,483

Commercial Services — 1.0%
Alliance Data Systems Corp.†	71,900	4,391,652

Commercial Services-Finance — 1.7%
The Western Union Co.	406,645	7,693,723

Computers — 2.7%
Hewlett-Packard Co.	206,250	9,737,062
International Business Machines Corp.	22,565	2,699,000

		12,436,062

Computers-Memory Devices — 2.0%
EMC Corp.†	356,895	6,081,491
NetApp, Inc.†	115,600	3,084,208

		9,165,699

Containers-Paper/Plastic — 0.9%
Pactiv Corp.†	151,600	3,949,180

Cosmetics & Toiletries — 3.0%
The Procter & Gamble Co.	232,555	13,469,586

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	135,800	3,911,040

Diversified Banking Institutions — 7.4%
Bank of America Corp.	394,100	6,668,172
Citigroup, Inc.	333,105	1,612,228
JPMorgan Chase & Co.	188,770	8,271,902
The Goldman Sachs Group, Inc.	46,215	8,519,735
UBS AG†	471,045	8,624,834

		33,696,871

Diversified Manufacturing Operations — 2.1%
General Electric Co.	340,855	5,596,839
Honeywell International, Inc.	105,615	3,923,597

		9,520,436

E-Commerce/Services — 0.5%
eBay, Inc.†	95,300	2,250,033

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	157,100	4,868,529
Cia Energetica de Minas Gerais ADR	77,850	1,183,320
Exelon Corp.	28,960	1,436,995

		7,488,844

Electronic Components-Semiconductors — 1.6%
Broadcom Corp., Class A†	57,350	1,760,071
Intel Corp.	232,945	4,558,734
Texas Instruments, Inc.	47,285	1,120,182

		7,438,987

Engineering/R&D Services — 1.8%
ABB, Ltd. ADR†	210,280	4,214,011
Fluor Corp.	76,510	3,890,534

		8,104,545

Enterprise Software/Service — 1.1%
Oracle Corp.	244,615	5,097,777

Financial Guarantee Insurance — 1.3%
Assured Guaranty, Ltd.	313,255	6,083,412

Gold Mining — 0.5%
Barrick Gold Corp.	55,630	2,108,377

Instruments-Scientific — 1.5%
Thermo Fisher Scientific, Inc.†	80,115	3,498,622
Waters Corp.†	57,700	3,223,122

		6,721,744

Insurance-Life/Health — 1.1%
Aflac, Inc.	123,090	5,260,867

Insurance-Multi-line — 2.3%
ACE, Ltd.†	19,905	1,064,121
Hartford Financial Services Group, Inc.	351,220	9,307,330

		10,371,451

Internet Security — 0.8%
VeriSign, Inc.†	149,500	3,541,655

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	121,700	4,421,361

Machinery-Pumps — 1.5%
Flowserve Corp.	68,000	6,700,720

Medical Instruments — 2.0%
Medtronic, Inc.	157,710	5,803,728
St. Jude Medical, Inc.†	85,400	3,331,454

		9,135,182

Medical Products — 0.5%
Covidien PLC	57,890	2,504,321

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.†	71,635	4,314,576
Life Technologies Corp.†	43,100	2,006,305

		6,320,881

Medical-Drugs — 6.0%
Abbott Laboratories	75,590	3,739,437
AstraZeneca PLC ADR	72,900	3,276,855
Cephalon, Inc.†	91,400	5,323,136
Merck & Co., Inc.	241,690	7,644,655
Pfizer, Inc.	209,255	3,463,170
Wyeth	80,900	3,930,122

		27,377,375

Medical-HMO — 1.5%
Humana, Inc.†	85,000	3,170,500
UnitedHealth Group, Inc.	141,365	3,539,780

		6,710,280

Metal Processors & Fabrication — 2.8%
Precision Castparts Corp.	127,440	12,982,313

Networking Products — 2.6%
Cisco Systems, Inc.†	501,060	11,794,952

Oil & Gas Drilling — 3.2%
Atwood Oceanics, Inc.†	108,958	3,842,949
Noble Corp.	226,700	8,605,532
Transocean, Ltd.†	25,216	2,156,724

		14,605,205

Oil Companies-Exploration & Production — 6.0%
Apache Corp.	147,845	13,576,606
Noble Energy, Inc.	106,300	7,011,548
Ultra Petroleum Corp.†	81,390	3,984,855
Whiting Petroleum Corp.†	48,900	2,815,662

		27,388,671

Oil Companies-Integrated — 1.7%
Exxon Mobil Corp.	80,960	5,554,666
Marathon Oil Corp.	65,235	2,080,996

		7,635,662

Oil-Field Services — 0.4%
Halliburton Co.	75,163	2,038,421

Retail-Apparel/Shoe — 3.4%
Abercrombie & Fitch Co., Class A	63,000	2,071,440
Aeropostale, Inc.†	63,500	2,760,345
Gymboree Corp.†	32,600	1,577,188
Nordstrom, Inc.	191,370	5,844,440
The Buckle, Inc.	94,200	3,215,988

		15,469,401

Retail-Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	86,900	3,140,566

Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	88,260	1,848,164

Retail-Computer Equipment — 0.5%
GameStop Corp., Class A†	91,300	2,416,711

Retail-Discount — 2.1%
BJ’s Wholesale Club, Inc.†	112,500	4,074,750
Wal-Mart Stores, Inc.	108,255	5,314,238

		9,388,988

Retail-Office Supplies — 0.5%
Staples, Inc.	94,480	2,193,826

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.†	77,060	4,396,273

Semiconductor Components-Integrated Circuits — 1.1%
Maxim Integrated Products, Inc.	286,715	5,201,010

Steel Pipe & Tube — 0.8%
Valmont Industries, Inc.	43,100	3,671,258

Steel-Producers — 1.3%
Nucor Corp.	73,770	3,467,928
Steel Dynamics, Inc.	172,900	2,652,286

		6,120,214

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	101,440	1,553,046

Telecom Services — 0.6%
Amdocs, Ltd.†	106,200	2,854,656

Telephone-Integrated — 1.2%
AT&T, Inc.	196,230	5,300,172

Tobacco — 1.5%
Philip Morris International, Inc.	144,600	7,047,804

Transport-Services — 1.0%
FedEx Corp.	58,030	4,365,017

Web Portals/ISP — 2.2%
Google, Inc., Class A†	20,265	10,048,400

Wireless Equipment — 1.3%
QUALCOMM, Inc.	127,905	5,753,167

Total Long-Term Investment Securities
(cost $379,289,313)		444,330,669

REPURCHASE AGREEMENT — 3.5%
Banc of America Securities Joint Repurchase Agreement(1) (cost $15,975,000)	$15,975,000	15,975,000

TOTAL INVESTMENTS
(cost $395,264,313)(2)	101.1%	460,305,669

Liabilities in excess of other assets	(1.1)	(5,081,833)

NET ASSETS	100.0%	$455,223,836

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$33,696,871	$—	$—	$33,696,871
Medical-Drugs	27,377,375	—	—	27,377,375
Oil Companies-Exploration & Production	27,388,671	—	—	27,388,671
Other Industries*	355,867,752	—	—	355,867,752
Repurchase Agreement	—	15,975,000	—	15,975,000

Total	$444,330,669	$15,975,000	$—	$460,305,669

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 100.9%
Advertising Sales — 0.7%
Focus Media Holding, Ltd. ADR†	708,800	$7,825,152

Airlines — 1.5%
JetBlue Airways Corp.†	1,869,800	11,181,404
US Airways Group, Inc.†	1,048,700	4,928,890

		16,110,294

Apparel Manufacturers — 3.3%
Coach, Inc.	686,500	22,599,580
Hanesbrands, Inc.†	581,100	12,435,540

		35,035,120

Applications Software — 1.1%
Red Hat, Inc.†	428,900	11,854,796

Banks-Super Regional — 1.5%
Wells Fargo & Co.	555,800	15,662,444

Batteries/Battery Systems — 1.1%
Energizer Holdings, Inc.†	173,700	11,523,258

Beverages-Non-alcoholic — 1.2%
Dr. Pepper Snapple Group, Inc.†	442,800	12,730,500

Casino Hotels — 1.3%
MGM Mirage†	1,199,500	14,441,980

Coal — 1.0%
Peabody Energy Corp.	290,000	10,793,800

Coffee — 1.3%
Green Mountain Coffee Roasters, Inc.†	185,800	13,719,472

Commercial Services-Finance — 1.0%
Visa, Inc., Class A	149,337	10,320,680

Computers — 4.5%
Apple, Inc.†	261,100	48,400,107

Computers-Memory Devices — 5.0%
SanDisk Corp.†	771,100	16,732,870
Seagate Technology	2,417,500	36,770,175

		53,503,045

Consumer Products-Misc. — 1.2%
The Scotts Miracle-Gro Co., Class A	299,300	12,854,935

Diversified Banking Institutions — 1.9%
The Goldman Sachs Group, Inc.	109,600	20,204,760

Diversified Manufacturing Operations — 3.1%
Illinois Tool Works, Inc.	462,700	19,761,917
Ingersoll-Rand PLC	430,600	13,206,502

		32,968,419

Diversified Minerals — 1.8%
Xstrata PLC†	1,282,447	18,907,046

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	57,000	5,321,520

E-Commerce/Services — 1.4%
Ctrip.com International, Ltd. ADR†	248,200	14,591,678

Electronic Components-Misc. — 1.3%
Jabil Circuit, Inc.	1,077,900	14,454,639

Electronic Components-Semiconductors — 3.0%
NVIDIA Corp.†	659,400	9,910,782
Skyworks Solutions, Inc.†	857,700	11,355,948
Xilinx, Inc.	449,300	10,522,606

		31,789,336

Electronic Measurement Instruments — 2.1%
Itron, Inc.†	185,100	11,872,314
Trimble Navigation, Ltd.†	425,600	10,176,096

		22,048,410

Enterprise Software/Service — 2.7%
Autonomy Corp. PLC†	442,400	11,517,390
BMC Software, Inc.†	253,000	9,495,090
Concur Technologies, Inc.†	211,500	8,409,240

		29,421,720

Filtration/Separation Products — 0.7%
Pall Corp.	218,000	7,037,040

Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	224,800	9,817,016

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	119,900	3,177,350

Internet Security — 1.0%
McAfee, Inc.†	238,020	10,422,896

Intimate Apparel — 1.7%
The Warnaco Group, Inc.†	423,900	18,592,254

Investment Management/Advisor Services — 2.3%
Ameriprise Financial, Inc.	334,100	12,137,853
Franklin Resources, Inc.	129,700	13,047,820

		25,185,673

Machinery-Electrical — 0.9%
Regal-Beloit Corp.	218,100	9,969,351

Medical Instruments — 4.6%
Beckman Coulter, Inc.	154,200	10,630,548
Edwards Lifesciences Corp.†	138,200	9,661,562
Intuitive Surgical, Inc.†	68,570	17,982,483
St. Jude Medical, Inc.†	293,440	11,447,094

		49,721,687

Medical Products — 1.0%
Baxter International, Inc.	180,000	10,261,800

Medical-Biomedical/Gene — 1.5%
Amgen, Inc.†	211,300	12,726,599
Amylin Pharmaceuticals, Inc.†	255,200	3,493,688

		16,220,287

Medical-Drugs — 4.5%
Auxilium Pharmaceuticals, Inc.†	524,700	17,949,987
Cephalon, Inc.†	121,900	7,099,456
Daiichi Sankyo Co., Ltd.	617,300	12,742,794
Shionogi & Co., Ltd.	431,000	10,203,030

		47,995,267

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	110,900	11,297,383

Motion Pictures & Services — 0.8%
DreamWorks Animation SKG, Inc., Class A†	246,800	8,778,676

Networking Products — 4.5%
Atheros Communications, Inc.†	400,820	10,633,754

Cisco Systems, Inc.†	909,600	21,411,984
Juniper Networks, Inc.†	202,900	5,482,358
Starent Networks Corp.†	442,800	11,255,976

		48,784,072

Oil Companies-Exploration & Production — 1.1%
Occidental Petroleum Corp.	153,700	12,050,080

Oil Field Machinery & Equipment — 1.1%
National-Oilwell Varco, Inc.†	279,400	12,050,522

Oil-Field Services — 1.0%
Baker Hughes, Inc.	261,900	11,172,654

Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions, Inc.†	387,300	10,364,148

Power Converter/Supply Equipment — 0.4%
SunPower Corp., Class B†	155,708	3,928,513

Printing-Commercial — 1.1%
VistaPrint NV†	229,400	11,642,050

Retail-Apparel/Shoe — 5.0%
Aeropostale, Inc.†	506,330	22,010,165
Ross Stores, Inc.	217,600	10,394,752
Urban Outfitters, Inc.†	708,610	21,378,764

		53,783,681

Retail-Auto Parts — 1.5%
Advance Auto Parts, Inc.	400,180	15,719,070

Retail-Consumer Electronics — 2.4%
Best Buy Co., Inc.	681,200	25,558,624

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	133,200	2,694,636

Retail-Regional Department Stores — 1.5%
Kohl’s Corp.†	284,700	16,242,135

Rubber-Tires — 0.6%
The Goodyear Tire & Rubber Co.†	396,600	6,754,098

Schools — 2.4%
Corinthian Colleges, Inc.†	432,600	8,029,056
ITT Educational Services, Inc.†	165,100	18,228,691

		26,257,747

Semiconductor Components-Integrated Circuits — 3.8%
Analog Devices, Inc.	377,300	10,405,934
Marvell Technology Group, Ltd.†	970,700	15,715,633
Maxim Integrated Products, Inc.	803,700	14,579,118

		40,700,685

Transactional Software — 0.6%
SXC Health Solutions Corp.†	137,600	6,438,304

Transport-Services — 1.5%
FedEx Corp.	220,800	16,608,576

Vitamins & Nutrition Products — 1.0%
Herbalife, Ltd.	324,336	10,618,761

Web Hosting/Design — 2.1%
Equinix, Inc.†	250,300	23,027,600

Web Portals/ISP — 2.7%
Google, Inc., Class A†	43,100	21,371,135
Yahoo!, Inc.†	454,000	8,085,740

		29,456,875

Wireless Equipment — 0.7%
American Tower Corp., Class A†	220,100	8,011,640

Total Common Stock
(cost $900,541,819)		1,084,824,262

OPTIONS — PURCHASED — 0.0%
Options — Purchased (cost $499,654)(1)	431	517,200

Total Long-Term Investment Securities
(cost $901,041,473)		1,085,341,462

REPURCHASE AGREEMENT — 0.7%
Banc of America Securities LLC Joint Repurchase Agreement(2) (cost $7,165,000)	$7,165,000	7,165,000

TOTAL INVESTMENTS
(cost $908,206,473)(3)	101.6%	1,092,506,462
Liabilities in excess of other assets	(1.6)	(17,662,424)

NET ASSETS	100.0%	$1,074,844,038

† Non-income producing security

(1)      Options — Purchased
Open put option contracts purchased at September 30, 2009 were as follows:

	Contract		Number of		Market Value at	Unrealized
Issue	Month	Strike Price	Contracts/Shares	Cost	September 30, 2009	Appreciation

Google, Inc.	October 2009	$490.00	431	$499,654	$517,200	$17,546

(2) See Note 2 for details of Joint Repurchase Agreement.

(3) See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock
Computers - Memory Devices	$53,503,045	$—	$—	$53,503,045
Retail- Apparel/Shoe	53,783,681	—	—	53,783,681
Other Industries*	977,537,536	—	—	977,537,536
Options-Purchased	517,200	—	—	517,200
Repurchase Agreement	—	7,165,000	—	7,165,000

Total	$1,085,341,462	$7,165,000	$—	$1,092,506,462

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 92.0%
Coal — 5.5%
CONSOL Energy, Inc.	222,300	$10,027,953
Peabody Energy Corp.	191,600	7,131,352

		17,159,305

Diversified Minerals — 3.1%
Anglo American PLC	104,526	3,329,274
Xstrata PLC	425,112	6,267,403

		9,596,677

Gold Mining — 5.6%
AngloGold Ashanti, Ltd. ADR	154,827	6,310,748
Barrick Gold Corp.	157,949	5,986,267
Gold Fields, Ltd.	364,732	4,928,155

		17,225,170

Metal-Aluminum — 2.6%
Alumina, Ltd.	5,073,494	8,190,779

Metal-Diversified — 3.9%
Vedanta Resources PLC	394,306	11,985,655

Non-Ferrous Metals — 2.0%
Cameco Corp.	218,700	6,079,860

Oil Companies-Exploration & Production — 26.2%
Canadian Natural Resources, Ltd.	272,200	18,381,413
Denbury Resources, Inc.†	258,100	3,905,053
Devon Energy Corp.	55,700	3,750,281
EnCana Corp.	184,482	10,683,121
EOG Resources, Inc.	157,300	13,136,123
EQT Corp.	157,300	6,700,980
Noble Energy, Inc.	71,900	4,742,524
Gazprom OAO ADR	170,750	3,969,938
Talisman Energy, Inc.	345,800	6,017,143
Ultra Petroleum Corp.†	54,800	2,683,008
XTO Energy, Inc.	177,627	7,339,548

		81,309,132

Oil Companies-Integrated — 23.5%
BP PLC ADR	117,400	6,249,202
ConocoPhillips	127,860	5,774,158
ENI SpA ADR	71,000	3,539,350
Exxon Mobil Corp.	115,084	7,895,913
Hess Corp.	87,400	4,672,404
LUKOIL ADR	62,600	3,392,920
Marathon Oil Corp.	110,300	3,518,570
PetroChina Co., Ltd. ADR	40,500	4,606,875
Petroleo Brasileiro SA ADR	140,900	6,467,310
Royal Dutch Shell PLC ADR	73,100	4,180,589
Suncor Energy, Inc.	347,692	12,145,595
Total SA ADR	178,400	10,571,984

		73,014,870

Oil Refining & Marketing — 3.8%
Reliance Industries, Ltd. GDR†*	59,871	5,514,119
Valero Energy Corp.	324,400	6,290,116

		11,804,235

Oil-Field Services — 5.1%
Baker Hughes, Inc.	177,800	7,584,948
Halliburton Co.	190,700	5,171,784
Weatherford International, Ltd.†	145,300	3,012,069

		15,768,801

Paper & Related Products — 2.0%
International Paper Co.	276,800	6,153,264

Pipelines — 2.2%
The Williams Cos., Inc.	381,700	6,820,979

Platinum — 2.8%
Anglo Platinum, Ltd.†	97,470	8,654,485

Steel-Producers — 3.7%
ArcelorMittal	108,509	4,030,024
POSCO ADR	42,600	4,427,844
Sumitomo Metal Industries, Ltd.	1,285,000	3,163,650

		11,621,518

Total Common Stock
(cost $226,419,787)		285,384,730

PREFERRED STOCK — 4.3%
Diversified Minerals — 4.1%
Vale SA ADR	622,100	12,759,271

Platinum — 0.2%
Anglo Platinum, Ltd. 6.38%(1)	37,751	454,248

Total Preferred Stock
(cost $3,148,523)		13,213,519

Total Long-Term Investment Securities
(cost $229,568,310)		298,598,249

REPURCHASE AGREEMENT — 4.0%
Banc of America Securities Joint Repurchase Agreement(2) (cost $12,370,000)	$12,370,000	12,370,000

TOTAL INVESTMENTS
(cost $241,938,310)(3)	100.3%	310,968,249
Liabilities in excess of other assets	(0.3)	(867,623)

NET ASSETS	100.0%	$310,100,626

† Non-income producing security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $5,514,119 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1) Variable Rate Security — the rate reflected is as of September 30, 2009.

(2) See Note 2 for details of Joint Repurchase Agreement.

(3) See Note 4 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock
Coal	$17,159,305	$—	$—	$17,159,305
Gold Mining	17,225,170	—	—	17,225,170
Oil Companies — Exploration & Production	81,309,132	—	—	81,309,132
Oil Companies — Intergrated	73,014,870	—	—	73,014,870
Oil — Field Services	15,768,801	—	—	15,768,801
Other Industries*	80,907,452	—	—	80,907,452
Preferred Stocks	13,213,519	—	—	13,213,519
Repurchase Agreement	—	12,370,000	—	12,370,000

Total	$298,598,249	$12,370,000	$—	$310,968,249

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 62.8%
Aerospace/Defense — 0.2%
Boeing Co.	1,040	$56,316

Agricultural Chemicals — 0.6%
Agrium, Inc.	1,800	89,622
The Mosaic Co.	1,750	84,123

		173,745

Apparel Manufacturers — 1.0%
Coach, Inc.	8,255	271,755

Applications Software — 1.4%
Microsoft Corp.	15,295	395,988

Banks-Commercial — 0.4%
Itau Unibanco Holding SA ADR	6,160	124,124

Banks-Super Regional — 1.4%
US Bancorp	3,565	77,931
Wells Fargo & Co.	10,720	302,089

		380,020

Beverages-Non-alcoholic — 1.4%
PepsiCo, Inc.	6,515	382,170

Building Products-Cement — 0.7%
Martin Marietta Materials, Inc.	2,260	208,078

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	4,500	51,345

Coal — 0.4%
CONSOL Energy, Inc.	2,450	110,520

Commercial Services — 0.6%
Alliance Data Systems Corp.†	2,650	161,862

Commercial Services-Finance — 0.6%
The Western Union Co.	9,600	181,632

Computer Services — 0.3%
Accenture PLC Class A	2,400	89,448

Computers — 2.4%
Apple, Inc.†	500	92,685
Hewlett-Packard Co.	7,935	374,611
International Business Machines Corp.	1,780	212,906

		680,202

Computers-Memory Devices — 1.4%
EMC Corp.†	23,635	402,740

Cosmetics & Toiletries — 1.8%
The Procter & Gamble Co.	8,620	499,270

Distribution/Wholesale — 0.1%
WESCO International, Inc.†	1,100	31,680

Diversified Banking Institutions — 4.8%
Bank of America Corp.	14,300	241,956
Citigroup, Inc.	13,685	66,235
JPMorgan Chase & Co.	8,085	354,285
The Goldman Sachs Group, Inc.	1,845	340,126
UBS AG†	18,215	333,516

		1,336,118

Diversified Manufacturing Operations — 2.3%
General Electric Co.	21,230	348,597
Honeywell International, Inc.	7,630	283,454

		632,051

E-Commerce/Services — 0.3%
eBay, Inc.†	3,900	92,079

Electric-Integrated — 1.0%
American Electric Power Co., Inc.	3,600	111,564
Cia Energetica de Minas Gerais ADR	3,225	49,020
Exelon Corp.	2,370	117,599

		278,183

Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A†	2,350	72,122
Intel Corp.	8,970	175,543
Micron Technology, Inc.†	7,500	61,500
Texas Instruments, Inc.	1,915	45,366

		354,531

Engineering/R&D Services — 0.8%
ABB, Ltd. ADR†	8,150	163,326
Fluor Corp.	1,280	65,088

		228,414

Enterprise Software/Service — 1.2%
Oracle Corp.	16,740	348,862

Financial Guarantee Insurance — 0.6%
Assured Guaranty, Ltd.	8,300	161,186

Food-Misc. — 0.2%
H.J. Heinz Co.	1,250	49,688

Gold Mining — 0.6%
Barrick Gold Corp.	4,545	172,256

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	2,910	127,080

Insurance-Life/Health — 0.7%
Aflac, Inc.	4,840	206,862

Insurance-Multi-line — 1.0%
ACE, Ltd.†	810	43,303
Hartford Financial Services Group, Inc.	8,955	237,307

		280,610

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	2,700	98,091

Machinery-Farming — 0.4%
Deere & Co.	2,800	120,176

Machinery-Pumps — 1.0%
Flowserve Corp.	2,720	268,029

Medical Instruments — 1.1%
Medtronic, Inc.	8,750	322,000

Medical Products — 0.7%
Covidien PLC	4,225	182,773

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	4,095	246,642

Medical-Drugs — 4.4%
Abbott Laboratories	5,675	280,742
AstraZeneca PLC ADR	2,740	123,163
Cephalon, Inc.†	1,650	96,096
Merck & Co., Inc.	10,270	324,840
Pfizer, Inc.	8,830	146,137
Wyeth	5,700	276,906

		1,247,884

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	9,505	238,005

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	4,920	501,200

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	630	43,224

Networking Products — 1.9%
Cisco Systems, Inc.†	22,915	539,419

Oil & Gas Drilling — 1.5%
Noble Corp.	6,200	235,352
Transocean, Ltd.†	2,242	191,758

		427,110

Oil Companies-Exploration & Production — 3.4%
Apache Corp.	6,030	553,735
Noble Energy, Inc.	1,900	125,324
Ultra Petroleum Corp.†	3,605	176,501
Whiting Petroleum Corp.†	1,900	109,402

		964,962

Oil Companies-Integrated — 1.7%
Exxon Mobil Corp.	3,445	236,361
Marathon Oil Corp.	4,210	134,299
Petroleo Brasileiro SA ADR	1,400	64,260
Suncor Energy, Inc.	1,332	46,034

		480,954

Oil-Field Services — 0.3%
Halliburton Co.	3,340	90,581

Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	2,300	75,624
Nordstrom, Inc.	6,715	205,076

		280,700

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	6,590	137,995

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	2,000	52,940

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	1,950	73,164

Retail-Discount — 1.3%
Wal-Mart Stores, Inc.	7,255	356,148

Retail-Drug Store — 0.4%
CVS Caremark Corp.	3,350	119,729

Retail-Office Supplies — 0.5%
Staples, Inc.	6,310	146,518

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.†	4,460	254,443

Retail-Restaurants — 0.3%
McDonald’s Corp.	1,250	71,338

Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	4,080	74,011

Steel-Producers — 0.5%
Nucor Corp.	3,180	149,492

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	10,820	165,654

Telephone-Integrated — 1.2%
AT&T, Inc.	12,825	346,403

Tobacco — 1.2%
Philip Morris International, Inc.	6,630	323,146

Transport-Services — 0.6%
FedEx Corp.	2,180	163,980

Web Portals/ISP — 1.3%
Google, Inc., Class A†	760	376,846

Wireless Equipment — 1.0%
QUALCOMM, Inc.	6,275	282,249

Total Common Stock (cost $15,623,215)		17,614,621

U.S. CORPORATE BONDS & NOTES — 7.7%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	50,000	53,653

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	28,350
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	49,821
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	28,046	27,941

		106,112

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	52,476

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC Company Guar. Notes 7.30% due 01/15/12	100,000	107,879
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	29,582

		137,461

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	52,235

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	50,000	54,192

Diversified Banking Institutions — 1.9%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	206,457
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	103,696

JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	39,184
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	100,140
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	100,743

		550,220

Diversified Financial Services — 1.2%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	200,000	203,612
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	36,333
General Electric Capital Corp. Senior Notes Series A 5.88% due 02/15/12	100,000	106,477

		346,422

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	37,114
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	10,721

		47,835

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	8,954

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	49,647

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	82,594

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Sub. Notes 7.88% due 10/15/26*	75,000	69,866

Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	49,783

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	16,200

Multimedia — 0.2%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	25,220
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	37,212

		62,432

Real Estate Investment Trusts — 0.9%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	50,000	46,308
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	37,357
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	39,318
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	9,283
Realty Income Corp. Senior Notes 6.75% due 08/15/19	40,000	38,959
Simon Property Group LP Senior Notes 6.10% due 05/01/16	80,000	82,220

		253,445

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	42,145
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	11,129
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,065
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	21,408

		79,747

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	86,999	94,806

Total U.S. CORPORATE BONDS & NOTES (cost $2,168,481)		2,168,080

FOREIGN CORPORATE BONDS & NOTES — 0.3%
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	51,990

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	40,000	40,894

Total Foreign Corporate Bonds & Notes (cost $93,801)		92,884

MUNICIPAL BONDS & NOTES — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	67,263
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	49,312

Total Municipal Bonds & Notes (cost $119,871)		116,575

U.S. GOVERNMENT AGENCIES — 18.3%
Federal Home Loan Mtg. Corp. — 5.2%
4.50% due 09/01/35	106,344	108,028
4.50% due 02/01/39	859,950	871,147
5.00% due 10/01/35	85,014	88,152
5.00% due 12/01/35	125,951	130,600
5.00% due 05/01/38	261,178	271,065

		1,468,992

Federal National Mtg. Assoc. — 8.7%
4.50% due 09/01/35	75,844	77,211
4.50% due 03/01/38	592,537	601,053
4.50% due 08/01/38	647,123	656,422
4.50% due 01/01/39	70,143	71,144
5.00% due 03/01/19	330,600	350,410
5.00% due 04/01/19	65,073	68,972
5.00% due 07/01/33	29,414	30,537
5.00% due 03/01/34	70,401	73,088
5.00% due 09/01/34	45,317	47,004
5.00% due 08/01/35	148,150	153,573
5.00% due 06/01/36	300,333	311,326

		2,440,740

Government National Mtg. Assoc. — 4.2%
5.00% due 11/15/34	166,830	173,743
5.00% due 11/15/35	289,220	300,807
5.50% due 04/15/34	170,722	180,192
6.00% due 10/15/32	55,719	59,463
6.50% due 08/15/23	1,314	1,399
6.50% due 09/15/23	12,741	13,559
6.50% due 10/15/23	1,396	1,486
6.50% due 11/15/23	97,213	103,449
6.50% due 12/15/23	108,594	115,561
6.50% due 09/15/28	8,665	9,369
6.50% due 11/15/28	21,521	23,273
6.50% due 10/15/31	3,559	3,841
6.50% due 02/15/35	87,957	93,730
7.00% due 01/15/33	12,862	14,091
7.00% due 10/15/34	78,395	85,768

		1,179,731

Sovereign Agency — 0.2%
Financing Corp. STRIPS Debentures, Series 12 zero coupon due 12/06/13	25,000	21,955
Financing Corp. STRIPS Debentures, Series 13 zero coupon due 12/27/13	25,000	21,887

		43,842

Total U.S. Government Agencies (cost $4,951,904)		5,133,305

U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Notes — 6.4%
1.00% due 09/30/11	475,000	475,371
2.38% due 08/31/10	300,000	305,414
3.88% due 05/15/18	600,000	628,828
4.13% due 08/15/10	195,000	201,338
4.63% due 02/15/17	175,000	193,744

Total U.S. Government Treasuries (cost $1,745,663)		1,804,695

Total Long-Term Investment Securities (cost $24,702,935)		26,930,160

REPURCHASE AGREEMENT — 4.0%
Banc of America Securities Joint Repurchase Agreement(1) (cost $1,115,000)	1,115,000	1,115,000

TOTAL INVESTMENTS (cost $25,817,935)(2)	99.9%	28,045,160
Other assets less liabilities	0.1	15,929

NET ASSETS	100.0%	$28,061,089

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $123,519 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

STRIPS	— Separate trading of registered interest and principal of securities.

Open Futures Contracts
				Market	Market	Unrealized
Number of			Expiration	Value at	Value as of	Appreciation/
Contracts	Type	Description	Month	Trade Date	September 30, 2009	(Depreciation)

6	Short	E-Mini S&P 500 Index	December 2009	$308,403	$315,870	$(7,467)
1	Long	U.S. Treasury 5 Year Note	December 2009	114,804	116,094	1,290
1	Long	U.S. Treasury 10 Year Note	December 2009	116,479	118,328	1,849

						$(4,328)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock*	$17,614,621	$—	$—	$17,614,621
U.S. Corporate Bonds & Notes	—	2,168,080	—	2,168,080
Foreign Corporate Bonds & Notes	—	92,884	—	92,884
Municipal Bonds & Notes	—	116,575	—	116,575
U.S. Government Agencies	—	5,133,305	—	5,133,305
U.S. Government Treasuries	1,804,695	—	—	1,804,695
Repurchase Agreements	—	1,115,000	—	1,115,000
Other Financial Instruments+
Futures Contracts — Appreciation	3,139	—	—	3,139
Futures Contracts — Depreciation	(7,467)	—	—	(7,467)

Total	$19,414,988	$8,625,844	$—	$28,040,832

*	Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount(3)	(Note 1)

COMMON STOCK — 68.9%
Aerospace/Defense — 0.9%
Lockheed Martin Corp.	3,000	$234,240

Agricultural Chemicals — 0.2%
Potash Corp. of Saskatchewan	700	63,498

Airlines — 0.2%
JetBlue Airways Corp.†	6,596	39,444
Ryanair Holdings PLC ADR†	363	10,542

		49,986

Apparel Manufacturers — 0.4%
Coach, Inc.	1,753	57,709
Hanesbrands, Inc.†	2,500	53,500

		111,209

Applications Software — 0.2%
Red Hat, Inc.†	1,994	55,114

Auto-Cars/Light Trucks — 2.3%
Daimler AG	5,168	260,191
Ford Motor Co.†	30,600	220,626
Renault SA†	2,406	112,191

		593,008

Banks-Commercial — 3.8%
Banco Bradesco SA ADR	9,000	179,010
Banco Santander SA	7,164	115,318
China Construction Bank Corp.	58,000	46,400
Fortis†	34,843	163,211
HDFC Bank, Ltd.	400	47,348
Lloyds Banking Group PLC†	61,763	102,359
National Bank of Greece SA†	2,812	100,816
Standard Chartered PLC	6,127	150,990
Sumitomo Mitsui Financial Group, Inc.	2,300	80,198

		985,650

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	3,100	150,629
Wells Fargo & Co.	8,399	236,684

		387,313

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	544	36,089

Beverages-Non-alcoholic — 1.5%
Dr. Pepper Snapple Group, Inc.†	1,641	47,179
PepsiCo, Inc.	6,000	351,960

		399,139

Building Products-Cement — 0.8%
CRH PLC	7,698	213,807

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	1,463	24,710

Casino Hotels — 0.2%
MGM Mirage†	3,617	43,549

Casino Services — 0.3%
International Game Technology	3,700	79,476

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	2,000	87,660

Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†	680	50,211

Commercial Services-Finance — 0.4%
Visa, Inc., Class A	1,500	103,665

Computers — 1.2%
Apple, Inc.†	1,628	301,782
Palm, Inc.†	600	10,458

		312,240

Computers-Integrated Systems — 0.4%
Fujitsu, Ltd.	17,000	111,168
HTC Corp.	200	2,196

		113,364

Computers-Memory Devices — 1.4%
NetApp, Inc.†	8,774	234,090
Seagate Technology	8,137	123,764

		357,854

Computers-Periphery Equipment — 0.1%
Logitech International SA†	1,753	32,220

Consumer Products-Misc. — 0.2%
The Scotts Miracle-Gro Co., Class A	1,331	57,166

Containers-Metal/Glass — 0.4%
Rexam PLC	22,003	91,778

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.†	1,343	32,339

Diversified Banking Institutions — 5.8%
Bank of America Corp.	22,100	373,932
HSBC Holdings PLC	22,666	259,362
Mitsubishi UFJ Financial Group, Inc.	32,800	176,122
The Goldman Sachs Group, Inc.	1,298	239,286
UBS AG†	24,300	444,824

		1,493,526

Diversified Manufacturing Operations — 1.5%
Honeywell International, Inc.	1,100	40,865
Illinois Tool Works, Inc.	4,000	170,840
Pentair, Inc.	1,200	35,424
Siemens AG	1,452	134,456

		381,585

Diversified Minerals — 1.2%
Xstrata PLC†	20,853	307,435

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,500	140,040

E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	1,514	89,008
eBay, Inc.†	5,100	120,411

		209,419

Electric-Integrated — 0.6%
Northeast Utilities	6,900	163,806

Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	3,840	51,494

Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A†	1,300	39,897
MEMC Electronic Materials, Inc.†	1,200	19,956
Skyworks Solutions, Inc.†	2,540	33,630

Texas Instruments, Inc.	6,600	156,354

		249,837

Electronic Measurement Instruments — 0.3%
Itron, Inc.†	668	42,845
Trimble Navigation, Ltd.†	1,124	26,875

		69,720

Enterprise Software/Service — 1.8%
BMC Software, Inc.†	3,300	123,849
Concur Technologies, Inc.†	1,358	53,994
Oracle Corp.	14,000	291,760

		469,603

Filtration/Separation Products — 0.1%
Pall Corp.	1,000	32,280

Finance-Investment Banker/Broker — 0.6%
Nomura Holdings, Inc.	13,700	84,399
Samsung Securities Co. Ltd.	1,222	71,251

		155,650

Food-Misc. — 1.7%
Groupe Danone SA	4,115	247,973
Nestle SA	4,646	197,980

		445,953

Hotel/Motels — 0.8%
Shangri-La Asia, Ltd.	105,333	198,433

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	10,100	249,773

Insurance-Life/Health — 0.6%
Aflac, Inc.	1,319	56,374
China Life Insurance Co., Ltd.	23,000	100,161

		156,535

Insurance-Multi-line — 0.5%
ING Groep NV†	7,116	127,041

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,000	39,630

Internet Security — 0.2%
McAfee, Inc.†	1,200	52,548

Intimate Apparel — 0.3%
The Warnaco Group, Inc.†	1,500	65,790

Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	476	47,886

Machinery-General Industrial — 0.3%
MAN AG	920	75,930

Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	538	141,091
St. Jude Medical, Inc.†	1,700	66,317

		207,408

Medical Products — 1.8%
CareFusion Corp.†	1,250	27,250
Covidien PLC	4,700	203,322
Johnson & Johnson	3,800	231,382

		461,954

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.†	3,900	234,897
Amylin Pharmaceuticals, Inc.†	700	9,583
Genzyme Corp.†	1,700	96,441
Myriad Genetics, Inc.†	500	13,700

		354,621

Medical-Drugs — 3.7%
AstraZeneca PLC	2,645	118,528
Auxilium Pharmaceuticals, Inc.†	1,300	44,473
Cephalon, Inc.†	536	31,217
Daiichi Sankyo Co., Ltd.	2,300	47,478
Eisai Co., Ltd.	2,200	82,839
Merck & Co., Inc.	6,000	189,780
Myriad Pharmaceuticals, Inc.†	150	879
Pfizer, Inc.	21,500	355,825
Sanofi-Aventis ADR	1,000	36,950
Shionogi & Co., Ltd.	2,000	47,346

		955,315

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	4,600	232,576

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	2,500	67,000

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	2,700	275,049

Metal-Diversified — 1.2%
Rio Tinto PLC	7,459	318,102

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	2,000	71,140

Multimedia — 0.9%
Pearson PLC	6,214	76,567
WPP PLC	18,191	156,117

		232,684

Networking Products — 1.7%
Atheros Communications, Inc.†	1,800	47,754
Cisco Systems, Inc.†	16,900	397,826

		445,580

Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	2,000	125,460
EOG Resources, Inc.	700	58,457
Lundin Petroleum AB†	2,101	17,028
Occidental Petroleum Corp.	1,229	96,353

		297,298

Oil Companies-Integrated — 3.4%
BG Group PLC	8,147	141,529
Hess Corp.	4,400	235,224
PetroChina Co., Ltd. ADR	1,700	193,375
Suncor Energy, Inc.	9,000	314,388

		884,516

Oil Refining & Marketing — 0.4%
Valero Energy Corp.		5,200	100,828

Oil-Field Services — 0.3%
Baker Hughes, Inc.		439	18,728
Schlumberger, Ltd.		900	53,640

			72,368

Photo Equipment & Supplies — 0.4%
Konica Minolta Holdings, Inc.		11,500	109,024

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions, Inc.†		1,339	35,832

Platinum — 0.7%
Impala Platinum Holdings, Ltd.		7,486	174,394

Real Estate Investment Trusts — 0.0%
Simon Property Group, Inc.		5	347

Real Estate Operations & Development — 1.5%
Brookfield Asset Management, Inc., Class A		6,300	143,073
Sun Hung Kai Properties, Ltd.		16,500	243,560

			386,633

Retail-Apparel/Shoe — 1.1%
Aeropostale, Inc.†		1,573	68,378
Esprit Holdings, Ltd.		17,800	119,431
Ross Stores, Inc.		900	42,993
Urban Outfitters, Inc.†		1,551	46,794

			277,596

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.		1,600	62,848

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.		2,125	79,730

Retail-Jewelry — 0.4%
Compagnie Financiere Richemont SA		3,338	94,313

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†		1,420	81,011

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†		2,100	47,040

Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†		1,889	32,170

Schools — 0.4%
ITT Educational Services, Inc.†		1,000	110,410

Semiconductor Components-Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.†		2,785	45,089
Maxim Integrated Products, Inc.		2,100	38,094

			83,183

Semiconductor Equipment — 0.6%
Lam Research Corp.†		4,200	143,472

Telephone-Integrated — 0.6%
Koninklijke KPN NV		9,393	155,802

Tobacco — 0.8%
Imperial Tobacco Group PLC		7,307	211,133

Toys — 0.1%
Marvel Entertainment, Inc.†		12	595
Nintendo Co., Ltd.		151	38,690

			39,285

Transport-Rail — 0.3%
Kansas City Southern†		2,500	66,225

Transport-Services — 1.8%
C.H. Robinson Worldwide, Inc.		1,600	92,400
Deutsche Post AG		9,698	181,652
FedEx Corp.		2,700	203,094

			477,146

Web Hosting/Design — 0.4%
Equinix, Inc.†		1,100	101,200

Web Portals/ISP — 0.7%
Google, Inc., Class A†		98	48,593
Yahoo!, Inc.†		7,800	138,918

			187,511

Wireless Equipment — 0.9%
QUALCOMM, Inc.		5,400	242,892

Total Common Stock (cost $14,923,550)			17,874,835

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(1)(2) (cost $0)		1,125	0

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)		$25,000	25,494
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)		25,000	26,150
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 0.40% due 07/15/42(4)(5)		21,508	20,884

Total Asset Backed Securities (cost $72,209)			72,528

U.S. CORPORATE BONDS & NOTES — 0.0%
Oil Companies-Exploration & Production — 0.0%
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(1)(2) (cost $63,792)		130,000	0

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks-Special Purpose — 1.1%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	117,709

Banks-Special Purpose (continued)
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	64,544
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		100,000	103,223

			285,476

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(2)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $269,564)			285,476

FOREIGN GOVERNMENT AGENCIES — 19.2%
Sovereign — 19.2%
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	5,000	7,650
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	50,000	79,212
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	50,000	79,370
Government of Australia Bonds 5.75% due 06/15/11	AUD	130,000	117,169
Government of Australia Bonds 6.00% due 02/15/17	AUD	235,000	215,937
Government of Australia Bonds 6.25% due 04/15/15	AUD	225,000	207,878
Government of Canada Bonds 3.75% due 06/01/19	CAD	90,000	87,079
Government of Canada Bonds 4.50% due 06/01/15	CAD	150,000	153,556
Government of Canada Bonds 5.75% due 06/01/33	CAD	125,000	148,851
Government of Canada Bonds 6.00% due 06/01/11	CAD	85,000	85,822
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	15,619
Government of France Bonds 4.00% due 04/25/13	EUR	25,000	38,926
Government of France Bonds 4.25% due 04/25/19	EUR	25,000	38,907
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	16,123
Government of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	14,429
Government of Japan Bonds 0.50% due 01/15/11	JPY	12,800,000	143,160
Government of Japan Bonds 0.70% due 12/20/13	JPY	14,350,000	161,236
Government of Japan Bonds 1.30% due 12/20/18	JPY	3,350,000	37,705
Government of Japan Bonds 1.80% due 06/20/17	JPY	11,050,000	130,728
Government of Japan Bonds 2.10% due 12/20/27	JPY	8,150,000	92,490
Government of Japan Bonds 2.20% due 09/20/28	JPY	1,050,000	12,043
Government of Poland Bonds 5.00% due 10/24/13	PLN	370,000	126,294
Government of Poland Bonds 5.75% due 09/23/22	PLN	330,000	109,582
Government of Poland Bonds 6.25% due 10/24/15	PLN	400,000	142,077
Government of Singapore Bonds 3.63% due 07/01/14	SGD	925,000	723,213
Hellenic Republic of Greece Bonds 4.60% due 09/20/40	EUR	10,000	13,302
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	35,000	53,696
Kingdom of Belgium Bonds 5.00% due 03/28/35	EUR	10,000	16,129
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	1,080,000	218,447
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	450,000	92,639
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	350,000	71,823
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	450,000	96,466
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	66,236

Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	890,000	237,719
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	735,000	129,372
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,080,000	396,662
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	350,000	51,963
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,050,000	162,987
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,515,000	248,484
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	755,000	115,132
Republic of Italy Bonds 6.00% due 05/01/31	EUR	20,000	34,064

Total Foreign Government Agencies (cost $4,462,206)			4,990,177

FOREIGN GOVERNMENT TREASURIES — 2.1%
Sovereign — 2.1%
United Kingdom Gilt Treasury Bonds 4.25% 12/07/55	GBP	35,000	58,167
United Kingdom Gilt Treasury Bonds 4.50% 03/07/19	GBP	25,000	42,843
United Kingdom Gilt Treasury Bonds 4.75% 09/07/15	GBP	50,000	88,472
United Kingdom Gilt Treasury Bonds 4.75% 12/07/30	GBP	55,000	96,868
United Kingdom Gilt Treasury Bonds 4.75% 12/07/38	GBP	40,000	71,086
United Kingdom Gilt Treasury Bonds 5.00% 03/07/25	GBP	25,000	44,698
United Kingdom Gilt Treasury Bonds 6.25% 11/25/10	GBP	80,000	135,877

Total Foreign Government Treasuries (cost $500,834)			538,011

U.S. GOVERNMENT AGENCIES — 0.1%
Federal National Mtg. Assoc. — 0.1%
4.79% due 11/01/12		25,000	26,243
7.63% due 04/01/10		2,804	2,803

Total U.S. Government Agencies (cost $28,057)			29,046

U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bonds — 0.4%
4.25% due 05/15/39		20,000	20,691
4.50% due 05/15/38		80,000	86,087

			106,778

United States Treasury Notes — 0.6%
0.88% due 03/31/11		75,000	75,252
1.88% due 02/28/14		65,000	64,437
3.88% due 05/15/18		25,000	26,201

			165,890

Total U.S. Government Treasuries (cost $271,603)			272,668

Total Long-Term Investment Securities (cost $20,591,815)			24,062,741

REPURCHASE AGREEMENT — 6.0%
Banc of America Securities Joint Repurchase Agreement(6) (cost $1,555,000)		1,555,000	1,555,000

TOTAL INVESTMENTS (cost $22,146,815)(7)		98.7%	25,617,741
Other assets less liabilities		1.3	332,198

NET ASSETS		100.0%	$25,949,939

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $103,223 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At September 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)	Denominated in United States dollars unless otherwise indicated.

(4)	Commercial Mortgage Backed Security

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(6)	See Note 2 for details of Joint Repurchase Agreement.

(7)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

Open Futures Contracts
				Market	Market	Unrealized
Number of				Value at	Value as of	Appreciation
Contracts	Type	Description	Expiration Month	Trade Date	September 30, 2009	(Depreciation)
1	Long	U.S. Treasury 10 Year Note	December 2009	$116,479	$118,328	$1,849
2	Long	U.S. Treasury 5 Year Note	December 2009	229,607	232,188	2,581
6	Short	E-Mini S&P500 Index	December 2009	308,390	315,870	(7,480)
1	Short	FTSE 100 Index	December 2009	79,654	81,423	(1,769)
1	Long	LIFFE Long GILT	December 2009	189,243	189,619	376
1	Short	TOPIX Index	December 2009	104,540	101,636	2,904
1	Long	Euro-Bobl	December 2009	168,398	168,899	501
2	Long	Euro-Bund	December 2009	354,704	356,304	1,600
1	Long	Euro-Schatz	December 2009	157,747	158,097	350
3	Short	Dow Jones Euro Stoxx 50	December 2009	123,474	125,282	(1,808)

						$(896)

Open Forward Foreign Currency Contracts
Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	CNY	2,479,000	USD	363,327	10/23/2009	$227
*	CNY	3,492,000	USD	512,926	12/16/2009	1,831
*	GBP	479,000	USD	786,645	10/23/2009	21,202
*	GBP	401,000	USD	666,844	12/16/2009	26,125
*	ILS	850,000	USD	226,052	12/16/2009	278
*	MXN	430,000	USD	31,797	12/16/2009	265
*	PLN	1,245,000	USD	437,164	12/16/2009	5,782
	USD	494,473	AUD	618,000	10/23/2009	49,830
*	USD	131,216	AUD	152,000	12/16/2009	2,043
*	USD	198,622	BRL	369,000	12/16/2009	7,055
	USD	46,510	CAD	52,000	10/23/2009	2,061
*	USD	182,249	CAD	198,000	12/16/2009	2,706
*	USD	725,302	CHF	783,000	10/23/2009	30,394
*	USD	29,928	CHF	31,000	12/16/2009	3
*	USD	636,870	EUR	449,000	10/23/2009	20,168
*	USD	248,074	EUR	171,000	12/16/2009	2,138
	USD	157,911	INR	7,740,000	10/23/2009	2,776
*	USD	120,576	JPY	11,298,000	10/23/2009	5,303
*	USD	782,967	JPY	71,970,000	12/16/2009	19,190
	USD	249,400	KRW	313,620,000	10/23/2009	16,716
	USD	260,238	KRW	308,190,000	12/16/2009	1,079
*	USD	556,015	NOK	3,296,000	12/16/2009	13,224
*	USD	71,420	NZD	105,000	12/16/2009	4,026
	USD	16,401	RUB	536,000	10/23/2009	1,365
*	USD	365,816	SEK	2,550,000	12/16/2009	156
	USD	139,353	SGD	200,000	10/23/2009	2,603
*	USD	280,367	SGD	400,000	12/16/2009	3,456
*	USD	240,790	TWD	7,850,000	10/23/2009	4,582
	USD	11,512	ZAR	95,000	10/23/2009	1,084

						$247,668

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

*	AUD	784,000	USD	672,680	12/16/2009	$(14,658)
	BRL	285,000	USD	144,487	10/23/2009	(15,895)
*	BRL	2,000	USD	1,077	12/16/2009	(38)
*	CAD	563,000	USD	518,711	12/16/2009	(7,196)
*	CHF	155,000	USD	146,452	10/23/2009	(3,143)
*	CHF	1,421,000	USD	1,363,834	12/16/2009	(8,156)
	DKK	4,126,000	USD	785,807	12/16/2009	(24,458)
*	EUR	169,000	USD	239,723	10/23/2009	(7,581)
*	EUR	689,000	USD	1,004,028	12/16/2009	(4,139)
	HKD	2,283,000	USD	294,577	10/23/2009	(34)
	HKD	705,000	USD	91,935	06/12/2012	(366)
*	JPY	12,800,000	USD	135,715	10/23/2009	(6,899)
*	JPY	102,882,000	USD	1,121,071	12/16/2009	(25,621)
*	NOK	3,175,000	USD	535,473	12/16/2009	(12,869)
*	NZD	37,000	USD	25,998	12/16/2009	(588)
*	SEK	4,896,000	USD	700,991	12/16/2009	(1,674)
*	SGD	1,036,000	USD	726,940	12/16/2009	(8,162)
*	TRY	70,000	USD	46,376	12/16/2009	(177)
*	TWD	1,846,000	USD	56,624	10/23/2009	(1,078)
*	USD	766,447	CNY	5,231,000	10/23/2009	(262)
*	USD	13,220	CNY	90,000	12/16/2009	(47)
	USD	190,893	CNY	1,245,000	07/20/2012	(8,262)
*	USD	344,414	GBP	209,000	10/23/2009	(10,431)
*	USD	49,264	GBP	30,000	12/16/2009	(1,330)
	USD	49,168	IDR	473,000,000	10/28/2009	(468)
*	USD	47,870	ILS	180,000	12/16/2009	(59)
	USD	345,130	INR	16,530,000	10/28/2009	(2,082)
*	USD	31,948	MXN	430,000	12/16/2009	(416)
	USD	48,997	PHP	2,320,000	10/28/2009	(163)
*	USD	82,748	PLN	235,000	12/16/2009	(1,323)
*	USD	46,783	TRY	70,000	12/16/2009	(230)
	USD	660	ZAR	5,000	12/17/2009	(4)

						$(167,809)

Net Unrealized Appreciation (Depreciation)						$79,859

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD — Australian Dollar	IDR — Indonesian Rupiah	PLN — Polish Zloty
BRL — Brazilian Real	ILS — Israeli Shekel	RUB — Russian Ruble
CAD — Canadian Dollar	INR — Indian Rupee	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	SGD — Singapore Dollar
CNY — Yuan (Chinese) Renminbi	KRW — South Korean Won	TRY — Turkish Lira
DKK — Danish Krone	MXN — Mexican Peso	TWD — Taiwan Dollar
EUR — Euro	NOK — Norwegian Krone	USD — United States Dollar
GBP — British Pound Sterling	NZD — New Zealand Dollar	ZAR — South African Rand
HKD — Hong Kong Dollar	PHP — Philippine Peso
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted	Level 2- Other	Level 3-Signifcant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock
Diversifed Banking Institutions	$1,493,526	$—	$—	$1,493,526
Other Industries*	16,381,309	—	—	16,381,309
Preferred Stocks	—	—	0	0
Asset Backed Securities	—	72,528	—	72,528
U.S. Corporate Bonds & Notes	—	—	0	0
Foreign Corporate Bonds & Notes	—	285,476	0	285,476
Foreign Government Agencies	—	4,990,177	—	4,990,177
Foreign Government Treasuries	—	538,011	—	538,011
U.S. Government Agencies	—	29,046	—	29,046
U.S. Government Treasuries	272,668	—	—	272,668
Repurchase Agreements	—	1,555,000	—	1,555,000
Other Financial Instruments+
Futures Contracts Appreciation	10,161	—	—	10,161
Futures Contracts Depreciation	(11,057)	—	—	(11,057)
Forward Foreign Currency Contracts Appreciation	247,668		—	247,668
Forward Foreign Currency Contracts Depreciation	(167,809)		—	(167,809)

Total	$18,226,466	$7,470,238	$0	$25,696,704

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Common Stock - Other Industries	Preferred Stock	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 12/31/2008	$199,746	$0	$0	$0
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	(84,875)	—	—	—
Change in unrealized appreciation(depreciation)	61,372	—	—	—
Net purchases(sales)	(96,045)	—	—	—
Transfers in and/or out of Level 3	(80,198)	—	—	—

Balance as of 9/30/2009	$—	$0	$0	$0

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2009 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
      Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The various inputs that may be used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (includes the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Portfolios’ net assets as of September 30, 2009 are reported on a schedule following the Portfolio of Investments.
Note 2. Repurchase Agreements: As of September 30, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.23%	$265,000
Government and Quality Bond	34.77	40,375,000
Growth and Income	0.33	385,000
Growth	13.76	15,975,000
Capital Appreciation	6.17	7,165,000
Natural Resources	10.65	12,370,000
Multi-Asset	0.96	1,115,000
Strategic Multi-Asset	1.34	1,555,000
As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
Banc of America Securities, dated September 30, 2009, bearing interest at a rate of 0.03% per annum, with a principal amount of $116,125,000, a repurchase price of $116,125,097, and a maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S.Treasury Bills	0.04%	12/10/09	$118,450,000	$118,438,714

Note 3. Derivative Instruments:
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of September 30, 2009, Strategic Multi-Asset Portfolio had open forward contracts.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. Futures contracts are reported on a schedule following the Portfolio of Investments. As of September 30, 2009, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.
Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of September 30, 2009, Capital Appreciation Portfolio had open options contracts.
An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.
Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Note 4. Federal Income Taxes: As of September 30, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Money Market	$—	$—	$—	$9,782,600
Government and Quality Bond	44,850,655	(5,033,620)	39,817,035	1,096,823,256
Asset Allocation	18,831,388	(10,647,517)	8,183,871	237,236,039
Growth and Income	1,191,411	(267,979)	923,432	8,604,324
Growth	71,552,351	(9,901,320)	61,651,031	398,654,638
Capital Appreciation	202,958,856	(19,105,512)	183,853,344	908,653,118
Natural Resources	93,651,853	(24,957,309)	68,694,544	242,273,705
Multi-Asset	2,667,054	(550,736)	2,116,318	25,928,842
Strategic Multi-Asset	3,671,263	(215,513)	3,455,750	22,161,991

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	November 25, 2009

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	November 25, 2009